Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	8-K
Amendment Flag	true
Amendment Description	In connection with the foregoing, Rex Energy is filing herewith as Exhibit 99.1 to this Current Report on Form 8-K its unaudited consolidated financial statements contained in the 1Q2013 Form 10-Q, which include new Note 20 (Condensed Consolidating Financial Information) and revised Note 19 (Subsequent Events) in the Notes to its unaudited consolidated financial statements, disclosing condensed consolidating financial information of the Guarantors and subsequent events.
Document Period End Date	Mar 31, 2013
Trading Symbol	REXX
Entity Registrant Name	REX ENERGY CORP
Entity Central Index Key	0001397516

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current Assets
Cash and Cash Equivalents	$ 11,640	$ 43,975
Accounts Receivable	29,102	24,980
Taxes Receivable	6,396	6,429
Short-Term Derivative Instruments	4,742	12,005
Assets Held for Sale	2,138	2,279
Inventory, Prepaid Expenses and Other	1,301	1,316
Total Current Assets	55,319	90,984
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	537,638	485,448
Unevaluated Oil and Gas Properties	171,901	165,503
Other Property and Equipment	54,317	50,073
Wells and Facilities in Progress	107,214	92,913
Pipelines	6,125	6,116
Total Property and Equipment	877,195	800,053
Less: Accumulated Depreciation, Depletion and Amortization	(156,390)	(146,038)
Net Property and Equipment	720,805	654,015
Deferred Financing Costs and Other Assets-Net	10,380	10,029
Equity Method Investments	16,800	16,978
Long-Term Derivative Instruments	150	704
Total Assets	803,454	772,710
Current Liabilities
Accounts Payable	44,272	31,134
Accrued Expenses	37,656	22,421
Short-Term Derivative Instruments	5,072	1,389
Current Deferred Tax Liability	565	539
Liabilities Related to Assets Held for Sale	50	52
Total Current Liabilities	87,615	55,535
8.875% Senior Notes Due 2020	250,000	250,000
Discount on Senior Notes	(1,704)	(1,742)
Senior Secured Line of Credit and Long-Term Debt	1,167	991
Long-Term Derivative Instruments	2,221	1,510
Long-Term Deferred Tax Liability	21,491	23,625
Other Deposits and Liabilities	5,739	5,675
Future Abandonment Cost	25,671	24,822
Total Liabilities	392,200	360,416
Commitments and Contingencies (See Note 13)
Stockholders' Equity
Common Stock, $.001 par value per share, 100,000,000 shares authorized and 53,227,718 shares issued and outstanding on March 31, 2013 and 53,213,264 shares issued and outstanding on December 31, 2012.	52	52
Additional Paid-In Capital	452,432	451,062
Accumulated Deficit	(42,429)	(39,595)
Rex Energy Stockholders' Equity	410,055	411,519
Noncontrolling Interests	1,199	775
Total Stockholders' Equity	411,254	412,294
Total Liabilities and Stockholders' Equity	$ 803,454	$ 772,710

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Common Stock, par value	$ 0.001	$ 0.001
Authorized capital stock, common stock	100,000,000	100,000,000
Common Stock, shares issued	53,227,718	53,213,264
Common stock, shares outstanding	53,227,718	53,213,264
8.875% Senior Notes
Interest rate	8.88%	8.88%
Due date	2020	2020

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$ 40,940	$ 31,483
Field Services Revenue	6,506	2,306
Other Revenue	24	45
Total Operating Revenue	47,470	33,834
OPERATING EXPENSES
Production and Lease Operating Expense	13,400	12,299
General and Administrative Expense	7,796	5,411
(Gain) Loss on Disposal of Asset	(10)	26
Impairment Expense	66	2,793
Exploration Expense	2,044	1,092
Depreciation, Depletion, Amortization and Accretion	11,157	9,544
Field Service Operating Expense	4,055	1,456
Other Operating Expense	444	326
TOTAL OPERATING EXPENSES	38,952	32,947
INCOME FROM OPERATIONS	8,518	887
OTHER INCOME (EXPENSE)
Interest Expense	(4,005)	(1,739)
Gain (Loss) on Derivatives, Net	(8,540)	7,439
Other Income (Expense)	(139)	6
Loss on Equity Method Investments	(178)	(134)
TOTAL OTHER INCOME (EXPENSE)	(12,862)	5,572
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(4,344)	6,459
Income Tax Benefit (Expense)	2,004	(2,631)
INCOME (LOSS) FROM CONTINUING OPERATIONS	(2,340)	3,828
Loss From Discontinued Operations, Net of Income Taxes	(61)	(5,355)
NET LOSS	(2,401)	(1,527)
Net Income Attributable to Noncontrolling Interests	433	101
NET LOSS ATTRIBUTABLE TO REX ENERGY	$ (2,834)	$ (1,628)
Earnings (loss) per common share:
Basic-Net Income (Loss) From Continuing Operations Attributable to Rex Common Shareholders	$ (0.05)	$ 0.08
Basic-Net Loss From Discontinued Operations Attributable to Rex Common Shareholders	$ 0	$ (0.11)
Basic-Net Loss Attributable to Rex Common Shareholders	$ (0.05)	$ (0.03)
Basic-Weighted Average Shares of Common Stock Outstanding	52,367	48,744
Diluted-Net Income (Loss) From Continuing Operations Attributable to Rex Common Shareholders	$ (0.05)	$ 0.08
Diluted-Net Loss From Discontinued Operations Attributable to Rex Common Shareholders	$ 0	$ (0.11)
Diluted-Net Loss Attributable to Rex Common Shareholders	$ (0.05)	$ (0.03)
Diluted-Weighted Average Shares of Common Stock Outstanding	52,367	49,693

Consolidated Statements of Changes in Noncontrolling Interests and Stockholders Equity (Deficit) (USD $) In Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Rex Energy Stockholders' Equity	Noncontrolling Interest
Balance at Dec. 31, 2012	$ 412,294	$ 52	$ 451,062	$ (39,595)	$ 411,519	$ 775
Balance (in shares) at Dec. 31, 2012		53,213
Non-Cash Compensation (in shares)		0
Non-Cash Compensation	1,204	0	1,204	0	1,204	0
Stock Option Exercises (in shares)		17
Stock Option Exercises	166	0	166	0	166	0
Issuance of Restricted Stock, Net of Forfeitures (in shares)		(2)
Issuance of Restricted Stock, Net of Forfeitures	0	0	0	0	0	0
Capital Distributions	(9)	0	0	0	0	(9)
Net Income (Loss)	(2,401)	0	0	(2,834)	(2,834)	433
Balance at Mar. 31, 2013	$ 411,254	$ 52	$ 452,432	$ (42,429)	$ 410,055	$ 1,199
Balance (in shares) at Mar. 31, 2013		53,228

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (2,401)	$ (1,527)
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Loss from Equity Method Investments	178	134
Non-cash Expenses	1,610	474
Depreciation, Depletion, Amortization and Accretion	11,157	9,802
Unrealized (Gain) Loss on Derivatives	12,211	(3,654)
Dry Hole Expense	0	503
Deferred Income Tax Benefit	(2,108)	(1,108)
Impairment Expense	66	11,063
(Gain) Loss on Sale of Asset	(6)	170
Changes in operating assets and liabilities
Accounts Receivable	(4,089)	(2,984)
Inventory, Prepaid Expenses and Other Assets	21	(81)
Accounts Payable and Accrued Expenses	28,285	(3,746)
Other Assets and Liabilities	(9,990)	(2,286)
NET CASH PROVIDED BY OPERATING ACTIVITIES	34,934	6,760
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from Joint Venture Acreage Management	32	147
Contributions to Equity Method Investments	0	(2,852)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	73	1,224
Acquisitions of Undeveloped Acreage	(5,758)	(16,844)
Capital Expenditures for Development of Oil & Gas Properties and Equipment	(60,787)	(34,025)
NET CASH PROVIDED BY (USED) IN INVESTING ACTIVITIES	(66,440)	(52,350)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of Long-Term Debt and Line of Credit	0	(50,000)
Proceeds from Long-Term Debt and Line of Credit	0	20,000
Repayments of Loans and Other Notes Payable	(318)	(218)
Debt Issuance Costs	(668)	(37)
Settlement of Tax Withholdings Related to Share-Based Compensation Awards	0	(233)
Proceeds from the Exercise of Stock Options	166	0
Distributions by the Partners of Consolidated Joint Ventures	(9)	(41)
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	0	70,583
NET CASH PROVIDED BY FINANCING ACTIVITIES	(829)	40,054
NET DECREASE IN CASH	(32,335)	(5,536)
CASH-BEGINNING	43,975	11,796
CASH-ENDING	11,640	6,260
SUPPLEMENTAL DISCLOSURES
Interest Paid	397	1,491
Cash Paid for Income Taxes	0	0
NON-CASH ACTIVITIES
Equipment Financing	$ 643	$ 463

Basis Of Presentation And Principles Of Consolidation	3 Months Ended
Mar. 31, 2013
Basis Of Presentation And Principles Of Consolidation

1. BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Rex Energy Corporation, together with our subsidiaries (the “Company”), is an independent oil, natural gas liquid (“NGL”) and natural gas company with operations currently focused in the Appalachian and Illinois Basins. In the Appalachian Basin, we are focused on our Marcellus Shale, Utica Shale and Upper Devonian Shale drilling and exploration activities. In the Illinois Basin, in addition to our developmental oil drilling, we are focused on the implementation of enhanced oil recovery on our properties. We pursue a balanced growth strategy of exploiting our sizable inventory of high potential exploration drilling prospects while actively seeking to acquire complementary oil and natural gas properties. In addition to our drilling and exploration activities, we are also engaged in oil and gas field services, where we provide water sourcing, water disposal and water transfer capabilities for completion operations.

The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of all of our wholly owned subsidiaries. All material intercompany balances and transactions have been eliminated. Unless otherwise indicated, all references to “Rex Energy Corporation,” “our,” “we,” “us” and similar terms refer to Rex Energy Corporation and its subsidiaries together. In preparing the accompanying financial statements, management has made certain estimates and assumptions that affect reported amounts in the financial statements and disclosures of contingencies. For purposes of consistency with current presentation, we have reclassified approximately $3.9 million from Wells and Facilities in Progress to Unevaluated Oil and Gas Properties on our Consolidated Balance Sheet as of December 31, 2012 and $0.3 million from Depreciation, Depletion, Amortization and Accretion to Interest Expense on our Consolidated Statement of Operations for the three months ended March 31, 2012, with no effect on previously reported net income, net income per share, accumulated deficit or stockholders’ equity.

The interim Consolidated Financial Statements of the Company are unaudited and contain all adjustments (consisting primarily of normal recurring accruals) necessary for a fair statement of the results for the interim periods presented. Actual results may differ from those estimates and results for interim periods are not necessarily indicative of results to be expected for a full year or for previously reported periods due in part, but not limited to, the volatility in prices for crude oil, NGLs and natural gas, future commodity prices for financial derivative instruments, interest rates, estimates of reserves, drilling risks, geological risks, transportation restrictions, the timing of acquisitions, product demand, market consumption, interruption in production, our ability to obtain additional capital, and the success of oil, NGL and natural gas recovery techniques.

Certain amounts and disclosures have been condensed or omitted from these Consolidated Financial Statements pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Therefore, these interim financial statements should be read in conjunction with the audited Consolidated Financial Statements and related notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2012.

Discontinued Operations

During December 2011, our board of directors approved a formal plan to sell our DJ Basin assets located in the states of Wyoming and Colorado. Pursuant to the rules for discontinued operations, these assets have been classified as Assets Held for Sale on our Consolidated Balance Sheets and the results of operations are reflected as Discontinued Operations in our Consolidated Statements of Operations. Unless otherwise noted, all disclosures and tables reflect the results of continuing operations and exclude any assets, liabilities or results from our discontinued operations. For additional information see Note 4, Discontinued Operations/Assets Held for Sale, to our Consolidated Financial Statements.

Subsidiary Guarantors

We filed a registration statement on Form S-3, which became effective June 15, 2011, with respect to certain securities described therein, including debt securities, which may be guaranteed by certain of our subsidiaries. Rex Energy Corporation is a holding company with no independent assets or operations. We contemplate that if guaranteed debt securities are offered pursuant to the registration statement, all guarantees will be full and unconditional and joint and several and any subsidiaries other than the subsidiary guarantors will be minor. In addition, there are no significant restrictions on the ability of Rex Energy Corporation to receive funds from our subsidiaries through dividends, loans, advances or otherwise.

Business Segment Information	3 Months Ended
Mar. 31, 2013
Business Segment Information

2. BUSINESS SEGMENT INFORMATION

We have two principal reportable segments, which are segregated based on the products and services that each provides: (a) exploration and production, and (b) field services. Our exploration and production segment engages in the exploration, acquisition, development and production of oil, NGLs and natural gas. Our field services segment operates and manages water sourcing, water transfer and water disposal services, primarily in the Appalachian Basin.

We evaluate the performance of our business segments based on net income (loss) from continuing operations, before income taxes. All intercompany transactions, including those between consolidated business segments, are eliminated in consolidation. Summarized financial information concerning our segments is shown in the following table for the three months ended March 31, 2013 and 2012 (in thousands):

	Exploration and Production	Field Services	Intercompany Eliminations	Consolidated Total
Three Months Ended March 31, 2013
Revenues	$40,964	$8,054	$(1,548)	$47,470
Inter-Segment Revenues	0	(1,548)	1,548	0

Total Revenues	40,964	6,506	0	47,470

Income (Loss) From Continuing Operations, Before Income Taxes	$(6,066)	$2,163	$(441)	$(4,344)

Three Months Ended March 31, 2012
Revenues	$31,528	$2,499	$(193)	$33,834
Inter-Segment Revenues	0	(193)	193	0

Total Revenues	31,528	2,306	0	33,834

Income (Loss) From Continuing Operations, Before Income Taxes	$5,906	$598	$(45)	$6,459

As of March 31, 2013
Total Assets	$794,688	$16,009	$(7,243)	$803,454
As of December 31, 2012
Total Assets	$766,599	$12,166	$(6,055)	$772,710

Future Abandonment Cost	3 Months Ended
Mar. 31, 2013
Future Abandonment Cost

3. FUTURE ABANDONMENT COST

Future abandonment costs are recognized as obligations associated with the retirement of tangible long-lived assets that result from the acquisition and development of the asset. We recognize the fair value of a liability for a retirement obligation in the period in which the liability is incurred. For natural gas and oil properties, this is the period in which the natural gas or oil well is acquired or drilled. The future abandonment cost is capitalized as part of the carrying amount of our natural gas and oil properties at its discounted fair value. The liability is then accreted each period until the liability is settled or the natural gas or oil well is sold, at which time the liability is reversed. If the fair value of a recorded future abandonment cost changes, a revision is recorded to both the asset retirement obligation and the asset retirement cost.

Accretion expense during the three-month periods ended March 31, 2013 and 2012 totaled approximately $0.6 million and $0.5 million, respectively. These amounts are recorded as depreciation, depletion, amortization and accretion (“DD&A”) expense on our Consolidated Statements of Operations. We account for future abandonment costs that relate to wells that are drilled jointly based on our working interest in those wells.

$ in Thousands	March 31, 2013
Beginning Balance	$24,822
Future Abandonment Obligation Incurred	234
Future Abandonment Obligation Settled	(146)
Future Abandonment Obligation Revision of Estimated Obligation	160
Future Abandonment Obligation Accretion Expense	601

Total Future Abandonment Cost	$25,671

Discontinued Operations/Assets Held For Sale	3 Months Ended
Mar. 31, 2013
Discontinued Operations/Assets Held For Sale

4. DISCONTINUED OPERATIONS/ASSETS HELD FOR SALE

During December 2011, our board of directors approved a formal plan to sell our DJ Basin assets located in the states of Wyoming and Colorado. During 2012, we sold various parcels of acreage throughout our DJ Basin holdings at varying prices, much of which was lower than the existing carrying value of similar remaining acreage at the time of sale. Market conditions in the region for similar assets have experienced a deterioration of price over the course of the last 12-15 months to which we have responded by modifying our marketing efforts. During the first quarter of 2013, we entered an agreement to sell our remaining DJ Basin assets for approximately $3.1 million, subject to customary due diligence and title research. We expect this transaction to close in the second quarter of 2013. As of March 31, 2013, these assets were recorded on our Consolidated Balance Sheet at a carrying value of $2.1 million. Upon the completion of a sale, we will have no continuing activities in the DJ Basin or continuing cash flows from this region.

These assets have been classified as Assets Held for Sale on our Consolidated Balance Sheets as of March 31, 2013 and December 31, 2012, and the results of operations are reflected in Discontinued Operations in our Consolidated Statements of Operations. We have included $2.1 million and $2.3 million of net assets located in the DJ Basin as Assets Held for Sale on our Consolidated Balance Sheets as of March 31, 2013 and December 31, 2012, respectively. We have included approximately $0.1 million of liabilities as Liabilities Related to Assets Held for Sale on our Consolidated Balance Sheets as of March 31, 2013 and December 31, 2012. These liabilities primarily relate to Accounts Payable and Accrued Expenses.

Summarized financial information for Discontinued Operations is set forth in the table below, and does not reflect the costs of certain services provided. Such costs, which were not allocated to Discontinued Operations, were for services, including legal counsel, insurance, external audit fees, payroll processing, certain human resource services and information technology systems support.

	March 31,
($ in Thousands)	2013	2012
Revenues:
Oil, Natural Gas and NGL Sales	$9	$29

Total Operating Revenue	9	29
Costs and Expenses:
Production and Lease Operating Expense	46	86
General and Administrative Expense	11	287
Exploration Expense	53	332
Impairment Expense	0	8,270
Other Operating (Income) Expense	(3)	3
Loss on Sale of Asset	4	144

Total Costs and Expenses	111	9,122
Loss from Discontinued Operations Before Income Taxes	(102)	(9,093)
Income Tax Benefit	41	3,738

Loss from Discontinued Operations, net of taxes	$(61)	$(5,355)

Production:
Crude Oil (Bbls)	147	344

Total (Mcfe)	882	2,064

Business And Oil And Gas Property Acquisitions And Dispositions	3 Months Ended
Mar. 31, 2013
Business And Oil And Gas Property Acquisitions And Dispositions	5. BUSINESS AND OIL AND GAS PROPERTY ACQUISITIONS AND DISPOSITIONS During the first quarter of 2013, we did not enter into any significant property acquisitions.

Recently Issued Accounting Pronouncements	3 Months Ended
Mar. 31, 2013
Recently Issued Accounting Pronouncements

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In January 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 was issued to address implementation issues regarding the scope of ASU 2011-11. The amendments clarify that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. We adopted this ASU on January 1, 2013 with no material effect on our Consolidated Financial Statements.

Concentrations Of Credit Risk	3 Months Ended
Mar. 31, 2013
Concentrations Of Credit Risk

7. CONCENTRATIONS OF CREDIT RISK

By using derivative instruments to hedge exposure to changes in commodity prices, we are exposed to credit risk and market risk. Credit risk is the failure of the counterparties to perform under the terms of the derivative contract. When the fair value of the derivative is positive, the counterparty owes us, which creates repayment risk. We minimize the credit or repayment risk in derivative instruments by entering into transactions with high-quality counterparties. Our counterparties are investment grade financial institutions and lenders in our Senior Credit Facility (see Note 8, Long-term Debt, to our Consolidated Financial Statements). We have a master netting agreement in place with our counterparties that provides for the offsetting of payables against receivables from separate derivative contracts. None of our derivative contracts have a collateral provision that would require funding prior to the scheduled cash settlement date. For additional information, see Note 9, Fair Value of Financial and Derivative Instruments, to our Consolidated Financial Statements.

We also depend on a relatively small number of purchasers for a substantial portion of our revenue. For the three months ended March 31, 2013, approximately 97.8% of our commodity sales came from five purchasers, with the largest single purchaser accounting for 42.7% of commodity sales. We believe the growth in our Appalachian Basin operations will help us to minimize our future risks by diversifying our ratio of oil, NGLs and natural gas sales as well as the quantity of purchasers.

Long Term Debt	3 Months Ended
Mar. 31, 2013
Long Term Debt

8. LONG-TERM DEBT

Senior Credit Facility

On March 27, 2013, we entered into a new senior secured revolving credit facility agreement with KeyBank National Association, as administrative agent (the “Administrative Agent”), Royal Bank of Canada, as syndication agent, SunTrust Bank, as documentation agent, and the lenders from time to time party thereto (the “Senior Credit Facility”). Borrowings under the Senior Credit Facility are to be used to provide working capital for exploration and production operations and for general corporate purposes, and are limited by a borrowing base that is calculated based upon a valuation of our oil and gas properties. The borrowing base is $325.0 million; however, the maximum commitments of the lenders under the Senior Credit Facility are limited to $300.0 million as of March 31, 2013. In connection with our April 2012 offering of 8.875% senior notes due 2020, we gave notice to the administrative agent under our Senior Credit Facility of our election to reduce the maximum commitments of the lenders under our Senior Credit Facility from $300.0 million to $215.0 million (for additional information, see Note 19, Subsequent Events, to our Consolidated Financial Statements).

Within the Senior Credit Facility, a letter of credit subfacility exists for issuance of up to $25.0 million of letters of credit. Amounts borrowed under the Senior Credit Facility may be repaid and reborrowed at any time prior to the maturity date of March 27, 2018. As of March 31, 2013 and December 31, 2012, we had $0 drawn on the Senior Credit Facility. The revolving credit facility may be increased up to $500 million upon re-determinations of the borrowing base, consent of the lenders and other conditions described in the agreement. The borrowing base is re-determined by the bank group semi-annually. In certain circumstances, we may be required to prepay any loans that are outstanding.

At our election, borrowings under the Senior Credit Facility bear interest at a rate per annum equal to the “Adjusted LIBO Rate” or the “Alternate Base Rate” (each as defined below), plus, in each case, an applicable per annum margin. The “Adjusted LIBO Rate” is equal to the product of: (i) the London Interbank Offered Rate for deposits with a maturity comparable to the borrowings (the “LIBO Rate”) multiplied by (ii) the statutory reserve rate. The Alternative Base Rate is equal to the greater of: (i) KeyBank’s announced prime rate; (ii) the federal funds effective rate from time to time plus 0.5%; and (iii) Adjusted LIBO Rate for a one month interest period plus 1.0%. The applicable per annum margin, in the case of loans bearing interest at the Adjusted LIBO Rate, ranges from 175 to 275 basis points, and the applicable per annum margin, in the case of loans bearing interest at the Alternate Base Rate, ranges from 50 to 150 basis points, in each case, determined based upon our borrowing utilization at such date of determination. Upon the occurrence and continuance of an event of default all outstanding loans shall bear interest at a rate equal to 200 basis points per annum plus the then-effective rate of interest. Interest is payable on the last day of the relevant interest period (or at least every three months), in the case of loans bearing interest at the Adjusted LIBO Rate, and quarterly, in the case of loans bearing interest at the Alternate Base Rate.

Under the Senior Credit Facility, we may enter into commodity swap agreements with counterparties approved by the lenders, provided that the notional volumes for such agreements, when aggregated with other commodity swap agreements then in effect (other than basis differential swaps on volumes already hedged pursuant to other swap agreements), do not exceed, as of the date the swap agreement is executed, 85% of the reasonably anticipated projected production from our proved developed producing reserves for the 36 months following the date such agreement is entered into, and 75% thereafter, for each of crude oil, NGLs and natural gas, calculated separately. For further information on our derivative instruments, see Note 9, Fair Value of Financial and Derivative Instruments, to our Consolidated Financial Statements.

The Senior Credit Facility contains covenants that restrict our ability to, among other things, materially change our business; approve and distribute dividends; enter into transactions with affiliates; create or acquire additional subsidiaries; incur indebtedness; sell assets; make loans to others; make investments; enter into mergers; incur liens; and enter into agreements regarding swap and other derivative transactions. Borrowings under the Senior Credit Facility have been used to finance our working capital needs and for general corporate purposes in the ordinary course of business, including the exploration, acquisition and development of oil and gas properties. Obligations under the Senior Credit Facility are secured by mortgages on the oil and gas properties of our subsidiaries. We are required to maintain liens covering our oil and gas properties representing at least 80% of our total value of all oil and gas properties.

The Senior Credit Facility also requires that we meet, on a quarterly basis, minimum financial requirements of consolidated current ratio, EBITDAX to interest expense and total debt to EBITDAX. EBITDAX is a non-GAAP financial measure used by our management team and by other users of our financial statements, such as our commercial bank lenders, which adds to or subtracts from net income the following expenses or income for a given period to the extent deducted from or added to net income in such period: interest, income taxes, depreciation, depletion, amortization, unrealized gains and losses from derivatives, exploration expense and other similar non-cash activity. The Senior Credit Facility requires that as of the last day of any fiscal quarter, our ratio of consolidated current assets, which includes the unused portion of our borrowing base, as of such day to consolidated current liabilities as of such day is to not be less than 1.0 to 1.0. On that basis, our current ratio as of March 31, 2013 was 4.2 to 1.0. Additionally, the Senior Credit Facility requires that as of the last day of any fiscal quarter, our ratio of EBITDAX for the period of four fiscal quarters ending on such day to interest expense for such period, known as our interest coverage ratio, is not to be less than 3.0 to 1.0. Our interest coverage ratio as of March 31, 2013 was 7.0 to 1.0. Additionally, as of the last day of any fiscal quarter, our ratio of total debt to EBITDAX for the period of four fiscal quarters ending on such day is not to exceed 4.25 to 1.0. Our ratio of total debt to EBITDAX as of March 31, 2013 was 2.7 to 1.0.

Second Lien Credit Agreement

On December 22, 2011, we entered into a second lien credit agreement (as amended from time to time, the “Second Lien Credit Agreement”) with KeyBank, as administrative agent, Wells Fargo Bank, N.A., as syndication agent, UnionBanCal Equities, Inc. and SunTrust Bank, as co-documentation agents, and the lenders from time to time party thereto. The Second Lien Credit Agreement provided for a $100.0 million senior secured second lien term loan facility under which $50.0 million was initially available to us and up to an additional $50.0 million of incremental borrowings may be available upon the request of the Company. During December 2012, we repaid in full, and terminated, the Second Lien Credit Agreement.

8.875% Senior Notes Due 2020

On December 12, 2012, we issued a $250.0 million aggregate principal amount of 8.875% senior notes in a private offering at an issue price of 99.3% due to mature on December 1, 2020 (the “Senior Notes”). The net proceeds of the Senior Notes, after discounts and expenses, were approximately $242.2 million. Debt issuance costs of $6.1 million were recorded as Deferred Financing Costs and Other Assets—Net on our Consolidated Balance Sheet and are being amortized over the term of the Senior Notes as Interest Expense on our Consolidated Statements of Operations. Interest is payable semi-annually at a rate of 8.875% per annum on June 1 and December 1 of each year, commencing on June 1, 2013.

We may redeem, at specified redemption prices, some or all of the Senior Notes at any time on or after December 1, 2016. We may also redeem up to 35% of the Senior Notes using the proceeds of certain equity offerings completed before December 1, 2015. If we sell certain of our assets or experience specific kinds of changes in control, we may be required to offer to purchase the Senior Notes from the holders. The Senior Notes will be fully and unconditionally guaranteed on a senior unsecured basis by certain of our existing and future domestic subsidiaries. On April 26, 2013, we issued an additional $100.0 million in aggregate principal amount of 8.875% senior notes due 2020 in a private offering as additional notes to the $250.0 million aggregate principal amount of the Senior Notes issued on December 12, 2012 (for additional information, see Note 19, Subsequent Events, to our Consolidated Financial Statements).

In addition to our Senior Credit Facility and our Senior Notes, we may, from time to time in the normal course of business finance assets such as vehicles, office equipment and leasehold improvements through debt financing at favorable terms. Long-term debt and other obligations consisted of the following at March 31, 2013 and December 31, 2012:

($ in Thousands)	March 31, 2013 (Unaudited)	December 31, 2012
8.875% Senior Notes Due 2020	$250,000	$250,000
Discount on Senior Notes	(1,704)	(1,742)
Senior Line of Credit(a)	0	0
Capital Leases and Other Obligations(a)	3,012	2,677

Total Debts	251,308	250,935
Less Current Portion of Long-Term Debt(b)	(1,845)	(1,686)

Total Long-Term Debt	$249,463	$249,249

(a)

The Senior Credit Facility requires us to make monthly payments of interest on the outstanding balance of loans made under the agreement. Loans made under the Senior Credit Facility mature on March 27, 2018, and in certain circumstances, we may be required to prepay the loans. The average interest rate on our capital leases and other obligations for the three months ended March 31, 2013 was approximately 3.2%.

(b)	Included in Accounts Payable on our Consolidated Balance Sheets.

Fair Value Of Financial And Derivative Instruments	3 Months Ended
Mar. 31, 2013
Fair Value Of Financial And Derivative Instruments

9. FAIR VALUE OF FINANCIAL AND DERIVATIVE INSTRUMENTS

Our results of operations and operating cash flows are impacted by changes in market prices for oil, NGLs and natural gas. To mitigate a portion of the exposure to adverse market changes, we enter into oil, NGL and natural gas commodity derivative instruments to establish price floor protection. As such, when commodity prices decline to levels that are less than our average price floor on the settlement dates, we receive payments that supplement our cash flows. Conversely, when commodity prices increase to levels that are above our average price ceiling on the settlement dates, we make payments to our counterparties. We do not enter into these arrangements for speculative trading purposes. As of March 31, 2013, our oil, NGL and natural gas derivative commodity instruments consisted of fixed rate swap contracts, collars, swaptions, puts and three-way collars. We did not designate these instruments as cash flow hedges for accounting purposes. Accordingly, associated unrealized gains and losses are recorded directly as other income or expense on our Consolidated Statements of Operations under the heading Gain (Loss) on Derivatives, Net.

Swap contracts provide a fixed price for a notional amount of sales volumes. Collars contain a fixed floor price (“put”) and ceiling price (“call”). The put options are purchased from the counterparty by our payment of a cash premium. If the put strike price is greater than the market price for a settlement period, then the counterparty pays us an amount equal to the product of the notional quantity multiplied by the excess of the strike price over the market price. The call options are sold to the counterparty, for which we receive a cash premium. If the market price is greater than the call strike price for a settlement period, then we pay the counterparty an amount equal to the product of the notional quantity multiplied by the excess of the market price over the strike price. A three-way collar is a combination of options, a sold call, a purchased put and a sold put. The purchased put establishes a minimum price unless the market price falls below the sold put, at which point the minimum price would be the settlement price plus the difference between the purchased put and the sold put strike price. The sold call establishes a maximum price we will receive for the volumes under contract. Swaption agreements provide options to counterparties to extend swaps into subsequent years.

We enter into the majority of our derivative arrangements with four counterparties and have master netting agreements in place. We present our derivatives as gross assets or liabilities on our Consolidated Balance Sheets and do not offset the values of any contracts that are subject to master netting agreements. We do not obtain collateral to support the derivative agreements, but monitor the financial viability of our counterparties and believe our credit risk is minimal on these transactions. For additional information on the credit risk with regards to our counterparties, see Note 7, Concentrations of Credit Risk, to our Consolidated Financial Statements.

None of our derivatives are designated for hedge accounting but are, to a degree, an economic offset to our oil, natural gas and NGL price exposure. We utilize the mark-to-market accounting method to account for these contracts. We recognize all unrealized and realized gains and losses related to these contracts in the Consolidated Statements of Operations as Gain (Loss) on Derivatives, Net under Other Income (Expense).

We received net payments of $3.7 million and $3.8 million under these commodity derivative instruments during the three-month periods ended March 31, 2013 and 2012, respectively. Unrealized gains and losses associated with our commodity derivative instruments amounted to a loss of $12.2 million and a gain of $3.7 million for the three months ended March 31, 2013 and 2012, respectively.

The following table summarizes the location and amounts of gains and losses on derivative instruments, none of which are designated as hedges for accounting purposes, in our accompanying Consolidated Statements of Operations for the three months ended March 31, 2013 and 2012 ($ in thousands):

	Three Months Ended March 31, 2013			Three Months Ended March 31, 2012
	Realized Gains (Losses)	Unrealized Gains (Losses)	Total	Realized Gains (Losses)	Unrealized Gains (Losses)	Total
Crude Oil
Reclassification of settled contracts included in prior periods mark-to-market adjustment	$0	$104	$104	$0	$535	$535
Mark-to-market fair value adjustments	0	(857)	(857)	0	(2,888)	(2,888)
Settlement of contracts(a)	(162)	0	(162)	(212)	0	(212)

Crude Oil Total	(162)	(753)	(915)	(212)	(2,353)	(2,565)

Natural Gas
Reclassification of settled contracts included in prior periods mark-to-market adjustment	0	(2,642)	(2,642)	0	(2,601)	(2,601)
Mark-to-market fair value adjustments	0	(8,690)	(8,690)	0	8,608	8,608
Settlement of contracts(a)	3,691	0	3,691	3,997	0	3,997

Natural Gas Total	3,691	(11,332)	(7,641)	3,997	6,007	10,004

Natural Gas Liquids
Reclassification of settled contracts included in prior periods mark-to-market adjustment	1	(134)	(133)	0	0	0
Mark-to-market fair value adjustments	0	8	8	0	0	0
Settlement of contracts(a)	141	0	141	0	0	0

Natural Gas Liquids Total	142	(126)	16	0	0	0

Gain (Loss) on Derivatives, Net	$3,671	$(12,211)	$(8,540)	$3,785	$3,654	$7,439

(a)	These amounts represent the realized gains and losses on settled derivatives, which before settlement are included in the mark-to-market fair value adjustments.

Our derivative instruments are recorded on the balance sheet as either an asset or a liability, in either case measured at fair value. The fair value associated with our derivative instruments was a net liability of approximately $2.4 million and a net asset of $9.8 million at March 31, 2013 and December 31, 2012, respectively.

As of March 31, 2013, we had approximately 95.9% and 74.2% of our current oil production on an annualized basis hedged through 2013 and 2014, respectively, approximately 93.8%, 74.8% and 15.7% of our current gas production on an annualized basis hedged through 2013, 2014 and 2015, respectively, and approximately 60.6% and 63.9% of our current NGL production on an annualized basis hedged through 2013 and 2014, respectively. Our open asset/(liability) financial commodity derivative instrument positions at March 31, 2013 consisted of:

Period	Volume	Put Option	Floor	Ceiling	Swap	Fair Market Value ($ in Thousands)
Oil
2013—Collar	165,000 Bbls	$0	$79.45	$103.00	$0	$(178)
2013—Swap	360,000 Bbls	0	0	0	93.02	(1,322)
2013—Three Way Collar	45,000 Bbls	65.00	85.00	100.00	0	(66)
2014—Three Way Collar	360,000 Bbls	69.00	84.18	104.27	0	(42)
2014—Collar	60,000 Bbls	0	90.00	97.65	0	68
2014—Deferred Put Spread	168,000 Bbls	75.00	90.00	0	0	(201)

	1,158,000 Bbls					$(1,741)

Natural Gas
2013—Swap	6,190,000 Mcf	$0	$0	$0	$3.87	$(1,695)
2013—Three Way Collar	1,890,000 Mcf	3.35	4.17	4.88	0	328
2013—Collar	2,520,000 Mcf	0	4.77	5.68	0	1,823
2013—Put	1,980,000 Mcf	0	5.00	0	0	1,456
2013—Swaption	900,000 Mcf	0	0	0	4.50	(427)
2014—Call	1,800,000 Mcf	0	0	5.00	0	(370)
2014—Three Way Collar	6,000,000 Mcf	3.00	3.95	4.64	0	(278)
2014—Swap	4,740,000 Mcf	0	0	0	3.96	(1,225)
2014—Collar	1,800,000 Mcf	0	3.51	4.43	0	(397)
2015—Three Way Collar	1,800,000 Mcf	3.37	4.15	4.59	0	(178)
2015—Swap	1,200,000 Mcf	0	0	0	4.18	(107)

	30,820,000 Mcf					(1,070)
Natural Gas Liquids
2013—Swap	243,000 Bbls	$0	$0	$0	$57.48	$431
2014—Swap	18,000 Bbls	0	0	0	47.46	(21)

	261,000 Bbls					$410

The combined fair value of derivatives, none of which are designated or qualifying as hedges, included in our Consolidated Balance Sheets as of March 31, 2013 and December 31, 2012 is summarized below ($ in thousands):

	March 31, 2013	December 31, 2012
Short-Term Derivative Assets:
Crude Oil—Collars	$16	$90
Crude Oil—Three Way Collars	9	0
Natural Gas Liquids—Swaps	572	535
Natural Gas—Swaps	406	2,416
Natural Gas—Swaption	0	354
Natural Gas—Three-Way Collars	460	1,021
Natural Gas—Collars	1,823	4,211
Natural Gas—Puts	1,456	3,378

Total Short-Term Derivative Assets	$4,742	$12,005

Long-Term Derivative Assets:
Crude Oil—Collars	$51	$0
Crude Oil—Three Way Collar	26	0
Natural Gas—Swaps	21	239
Natural Gas—Three Way Collar	52	465

Total Long-Term Derivative Assets	$150	$704

Total Derivative Assets	$4,892	$12,709

Short-Term Derivative Liabilities:
Crude Oil—Collars	$(177)	$(307)
Crude Oil—Swaps	(1,322)	(217)
Crude Oil—Three-Way Collars	(85)	(45)
Crude Oil—Deferred Put Spread	(50)	0
Natural Gas Liquids—Swaps	(162)	0
Natural Gas—Three-Way Collars	(202)	(35)
Natural Gas—Collars	(98)	0
Natural Gas—Call	(92)	0
Natural Gas—Swaption	(427)	0
Natural Gas—Swaps	(2,457)	(785)

Total Short-Term Derivative Liabilities	$(5,072)	$(1,389)

Long-Term Derivative Liabilities:
Crude Oil—Three-Way Collars	$(58)	$(509)
Crude Oil—Deferred Put Spread	(151)	0
Natural Gas—Swaps	(997)	(434)
Natural Gas—Three-Way Collars	(438)	(35)
Natural Gas—Call	(278)	(366)
Natural Gas—Collars	(299)	(166)

Total Long-Term Derivative Liabilities	$(2,221)	$(1,510)

Total Derivative Liabilities	$(7,293)	$(2,899)

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). We utilize market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable. We primarily apply the market approach for recurring fair value measurements and attempt to utilize the best available information. We utilize a fair value hierarchy that gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and lowest priority to unobservable inputs (Level 3 measurement). The three levels of fair value hierarchy are as follows:

Level 1—Quoted prices are available in active markets for identical assets or liabilities as of the reporting date.

Level 2—Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Our derivatives, which consist primarily of commodity swaps and collars, are valued using commodity market data which is derived by combining raw inputs and quantitative models and processes to generate forward curves. Where observable inputs are available, directly or indirectly, for substantially the full term of the asset or liability, the instrument is categorized in Level 2.

Level 3—Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

During the three months ended March 31, 2013, there were no transfers into or out of Level 1 or Level 2 measurements. The following table presents the fair value hierarchy table for assets and liabilities measured at fair value ($ in thousands):

		Fair Value Measurements at March 31, 2013 Using:
	Total Carrying Value as of March 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives(a)— commodity swaps and collars	$(2,401)	$0	$(2,401)	$0
Future Abandonment Costs	$(25,671)	$0	$0	$(25,671)

(a)	All of our derivatives are classified as Level 2 measurements. For information regarding their classification on our Consolidated Balance Sheets, please refer to the previous tablet.

The value of our oil derivatives are comprised of collar and three way collar contracts for notional barrels of oil at interval New York Mercantile Exchange (“NYMEX”) West Texas Intermediate (“WTI”) oil prices. The fair value of our oil derivatives as of March 31, 2013 are based on (i) the contracted notional volumes, (ii) independent active NYMEX futures price quotes for WTI oil and (iii) the implied rate of volatility inherent in the contracts. The implied rates of volatility inherent in our contracts were determined based on market-quoted volatility factors. Our gas derivatives are comprised of puts, swaps, swaptions, collars and three way collar contracts for notional volumes of gas contracted at NYMEX Henry Hub (“HH”). The fair values attributable to our gas derivative contracts as of March 31, 2013 are based on (i) the contracted notional volumes, (ii) independent active NYMEX futures price quotes for HH gas, (iii) independent market-quoted forward index prices and (iv) the implied rate of volatility inherent in the contracts. The implied rates of volatility inherent in our contracts were determined based on market-quoted volatility factors. Our NGL derivatives are comprised of swaps for notional volumes of NGLs contracted at NYMEX Mont Belvieu Propane (“MBP”). The fair values attributable to our NGL derivative contracts as of March 31, 2013 are based on (i) the contracted notional volumes, (ii) independent active NYMEX futures price quotes for MBP, (iii) independent market-quoted forward index prices and (iv) the implied rate of volatility inherent in the contracts. The implied rates of volatility inherent in our contracts were determined based on market-quoted volatility factors. We classify our derivatives as Level 2 if the inputs used in the valuation models are directly observable for substantially the full term of the instrument; however, if the significant inputs were not observable for substantially the full term of the instrument, we would classify those derivatives as Level 3. We categorize our measurements as Level 2 because the valuation of our derivative instruments are based on similar transactions observable in active markets or industry standard models that primarily rely on market observable inputs. Substantially all of the assumptions for industry standard models are observable in active markets throughout the full term of the instruments.

Future Abandonment Cost

We report the fair value of future abandonment costs on a nonrecurring basis in our Consolidated Balance Sheets. We estimate the fair value of future abandonment costs based on discounted cash flow projections using numerous estimates, assumptions and judgments regarding such factors as the existence of a legal obligation for an asset retirement obligation; estimated probabilities, amounts and timing of settlements; estimated plugging costs; the credit-adjusted risk-free rate to be used; and inflation rates. The most significant inputs used in the determination of future abandonment costs are the estimated costs to plug and abandon our wells. Significant changes in the estimated cost to plug and abandon our wells can cause significant changes in the fair value measurement of our future abandonment costs due to the large number of wells that we operate. These inputs are unobservable, and thus result in a Level 3 classification. Refer to Note 3, Future Abandonment Cost, of our Consolidated Financial Statements for further information on future abandonment costs, which include a reconciliation of the beginning and ending balances that represent the entirety of our Level 3 fair value measurements.

Financial Instruments Not Recorded at Fair Value

The following table sets forth the fair values of financial instruments that are not recorded at fair value in our Consolidated Financial Statements:

	March 31, 2013		December 31, 2012
$ in Thousands	Carrying Amount	Fair Value	Carrying Amount	Fair Value
8.875% Senior Notes due 2020	$250,000	$265,000	$250,000	$249,063
Capital Leases and Other Obligations	3,012	2,892	2,677	2,524

Total	$253,012	$267,892	$252,677	$251,597

The fair value of the Senior Notes uses pricing that is readily available in the public market. Accordingly, the fair value of the Senior Notes would be classified as Level 2 in the fair value hierarchy. The fair value of our capital leases and other obligations are determined using a discounted cash flow approach based on the interest rate and payment terms of the obligations and assumed discount rate. The fair values of the obligations could be significantly influenced by the discount rate assumptions, which is unobservable. Accordingly, the fair value of the capital leases and other obligations would be classified as Level 3 in the fair value hierarchy.

The carrying values of all classes of cash and cash equivalents, accounts receivables and accounts payables are considered to be representative of their respective fair values due to the short-term maturities of those instruments.

Income Taxes	3 Months Ended
Mar. 31, 2013
Income Taxes

10. INCOME TAXES

We recognize deferred income taxes for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and net operating loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of any tax rate change on deferred taxes is recognized in the period that includes the enactment date of the tax rate change. Realization of deferred tax assets is assessed and, if not more likely than not, a valuation allowance is recorded to write down the deferred tax assets to their net realizable value.

Income tax included in continuing operations was as follows ($ in thousands):

	Three Months Ended March 31,
	2013	2012
Income Tax (Expense) Benefit	$2,004	$(2,631)
Effective Tax Rate	42.0%	41.4%

For the three months ended March 31, 2013, our overall effective tax rate on pre-tax income from continuing operations was different than the statutory rate of 35% due primarily to state taxes. For the three months ended March 31, 2012, our overall effective tax rate on pretax losses from continuing operations was different than the statutory rate of 35% due primarily to state taxes, which was in part offset by downward revisions in relation to permanent differences, changes to estimated future state rates and state net operating loss carryforward true-ups.

No income tax payments were made during the three months ended March 31, 2013 and 2012.

Capital Stock	3 Months Ended
Mar. 31, 2013
Capital Stock

11. CAPITAL STOCK

We have authorized capital stock of 100,000,000 shares of common stock and 100,000 shares of preferred stock. As of March 31, 2013 and December 31, 2012, we had 53,227,718 and 53,213,264 shares of common stock outstanding, respectively. There were no shares of preferred stock outstanding as of March 31, 2013 and December 31, 2012.

Employee Benefit And Equity Plans	3 Months Ended
Mar. 31, 2013
Employee Benefit And Equity Plans

12. EMPLOYEE BENEFIT AND EQUITY PLANS

Equity Plans

We recognize all share-based payments to employees, including grants of employee stock options, in our Consolidated Statements of Operations based on their grant-date fair values, using prescribed option-pricing models where applicable. The fair value is expensed over the requisite service period of the individual grantees, which generally equals one vesting period. We report any benefits of income tax deductions in excess of recognized financial accounting compensation as cash flows from financing activities, rather than as cash flows from operating activities.

2007 Long-Term Incentive Plan

We have granted stock options, stock appreciation rights and restricted stock awards to various employees, non-employee contractors and non-employee directors under the terms of our 2007 Long-Term Incentive Plan, as amended (the “Plan”). The Plan is administered by the Compensation Committee of our Board of Directors (the “Compensation Committee”). Among the Compensation Committee’s responsibilities are: selecting participants to receive awards; determining the form, amount and other terms and conditions of awards; interpreting the provisions of the Plan or any award agreement; and adopting such rules, forms, instruments and guidelines for administering the Plan as it deems necessary or proper. All actions, interpretations and determinations by the Compensation Committee are final and binding. The composition of the Compensation Committee is intended to permit the awards under the Plan to qualify for exemption under Rule 16b-3 of the Exchange Act. In addition, awards under the Plan, including annual incentive awards paid to executive officers subject to section 162(m) of the Internal Revenue Code or covered employees, are intended to satisfy the requirements of section 162(m) to permit the deduction by us of the associated expenses for federal income tax purposes.

All awards granted under the Plan have been issued at the closing price of our common stock on the NASDAQ Global Market on the date of the grant. All outstanding stock options have been awarded with five or ten year expiration dates at an exercise price equal to our closing price on the NASDAQ Global Market on the day the award was granted. A forfeiture rate based on a blended average of individual participant terminations and number of awards cancelled is used to estimate forfeitures prospectively.

Stock Options

Stock options represent the right to purchase shares of common stock in the future at the fair market value of the stock on the date of grant. In the event that any outstanding award expires, is forfeited, cancelled or otherwise terminated without the issuance of shares of our common stock or is otherwise settled in cash, shares of our common stock allocable to such award, including the unexercised portion of such award, shall again be available for the purposes of the Plan. If any award is exercised by tendering shares of our common stock to us, either as full or partial payment, in connection with the exercise of such award under the Plan or to satisfy our withholding obligation with respect to an award, only the number of shares of our common stock issued net of such shares tendered will be deemed delivered for purposes of determining the maximum number of shares of our common stock then available for delivery under the Plan. During the three months ended March 31, 2013 and 2012, we did not issue options to purchase shares of our common stock.

Stock-based compensation expense relating to stock options outstanding for the three months ended March 31, 2013 and 2012 totaled $0.1 million and $0.1 million, respectively. The expense related to stock option grants was recorded on our Consolidated Statements of Operations under the heading of General and Administrative Expense. The intrinsic value of stock options exercised for the three months ended March 31, 2013, was approximately $0.1 million. The total tax benefit for the three months ended March 31, 2013 was negligible. There were no stock option exercises during the three months ended March 31, 2012.

A summary of the status of our issued and outstanding stock options as of March 31, 2013 is as follows:

	Outstanding		Exercisable
Exercise Price	Number Outstanding At 3/31/13	Weighted-Average Exercise Price	Number Exercisable At 3/31/13	Weighted-Average Exercise Price
$5.04	46,041	$5.04	46,041	$5.04
$9.50	100,000	$9.50	100,000	$9.50
$9.99	179,833	$9.99	179,833	$9.99
$10.42	29,548	$10.42	19,699	$10.42
$11.87	3,500	$11.87	1,166	$11.87
$12.50	19,139	$12.50	12,758	$12.50
$13.01	18,526	$13.01	12,350	$13.01
$13.19	50,000	$13.19	0	$13.19
$19.92	5,000	$19.92	5,000	$19.92
$22.34	30,000	$22.34	30,000	$22.34
$23.28	4,000	$23.28	4,000	$23.28

	485,587	$10.98	410,847	$10.66

The weighted average remaining contractual term and the aggregate intrinsic value for options outstanding at March 31, 2013 were 4.6 years and $2.9 million, respectively. The weighted average remaining contractual term and the aggregate intrinsic value for options exercisable at March 31, 2013 were 4.7 years and $2.6 million, respectively. As of March 31, 2013, unrecognized compensation expense related to stock options totaled approximately $0.2 million, which will be recognized over a weighted average period of 1.4 years.

Restricted Stock Awards

During the three-month period ended March 31, 2013, the Compensation Committee approved the issuance of an aggregate of 33,055 shares of restricted common stock to 13 employees and three non-employee contractors. During the three-month period ended March 31, 2012, the Compensation Committee approved the issuance of an aggregate of 14,516 shares of restricted stock to nine employees. The shares granted are subject to time vesting and, in some cases, performance-based vesting. The shares will vest on the date on which the Compensation Committee certifies that the performance goals have been satisfied, provided that the recipient has been in continuous employment with us from the grant date through the date upon which the shares are released. Restrictions on the transfer associated with vesting schedules were determined by the Compensation Committee on an individual award basis. The restricted shares of common stock are valued at the closing price of our common stock on the NASDAQ Global Select Market on the date of grant. Upon a “change in control” of us, as such term is defined in the Plan, restrictions on time vesting and performance-based vesting restricted stock will lapse to varying degrees as outlined in each award agreement. Compensation expense associated with the restricted stock awards is recognized on a straight-line basis over the vesting period.

Compensation expense associated with restricted stock awards is recognized on a straight-line basis over the vesting period and is periodically adjusted for estimated forfeiture rates and estimated satisfaction of performance-based goals. Compensation expense associated with restricted stock awards totaled $1.2 million and $0.4 million for the three-month periods ended March 31, 2013 and 2012, respectively. As of March 31, 2013, total unrecognized compensation cost related to restricted common stock grants was approximately $4.1 million, which will be recognized over a weighted average period of 2.0 years.

Certain of our outstanding restricted stock awards are subject to market-based vesting through a calculation of total shareholder return (“TSR”) of our common stock relative to a pre-defined peer group of 13 companies over a three-year period. The number of shares ultimately awarded will correspond with the final TSR rank amongst the peer group in accordance with the following schedule:

TSR Rank	Percentage of Awards to Vest
1-3	100%
4-5	75%
6-8	50%
9-11	25%
12-14	0%

The fair value of the TSR awards of $7.80 per share was estimated on the date of the grant using a Monte Carlo Simulation model that estimates the most likely outcome based on the terms of the award and used the following assumptions:

	Three Months Ended March 31, 2013	Year Ended December 31, 2012
Expected Dividend Yield	0.0%	0.0%
Risk-Free Interest Rate	0.3%	0.3%
Expected Volatility—Rex Energy	54.4%	54.4%
Expected Volatility—Peer Group	31.2%-58.6%	31.2%-58.6%
Market Index	37.0%	37.0%
Expected Life	Three Years	Three Years

The dividend yield of zero reflects the fact that we have never paid cash dividends on our common stock and have no present intentions of doing so. The risk-free interest rate reflects the U.S. Treasury Constant Maturity rates as of the measurement date, converted into an implied “spot rate” yield. Our expected volatility estimates are based on observed historical volatility of daily stock returns for the three-year period preceding the grant date. Market index is an equal-weight index of the companies in the peer group. Expected life is measured as the grant date through the end of the performance period. Performance and market shares will vest on the date on which the Compensation Committee certifies that the performance goals have been satisfied, provided that the recipient has been in continuous employment with us from the grant date through the third anniversary of the grant date. Compensation expense for the TSR awards is recognized on a straight-line basis over the vesting period.

A summary of the restricted stock activity for the three months ended March 31, 2013 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Restricted stock awards, as of December 31, 2012	1,431,573	$12.45
Awards	33,055	13.08
Forfeitures	(35,267)	11.64
Vested	(115,841)	11.58

Restricted stock awards, as of March 31, 2013	1,313,520	$12.57

Commitments And Contingencies	3 Months Ended
Mar. 31, 2013
Commitments And Contingencies

13. COMMITMENTS AND CONTINGENCIES

Legal Reserves

We are involved in various legal proceedings that arise in the ordinary course of our business. Although we cannot predict the outcome of these proceedings with certainty, we do not currently expect these matters to have a material adverse effect on our consolidated financial position or results of operations.

The accrual of reserves for legal matters is included in Accrued Expenses on our Consolidated Balance Sheets. The establishment of a reserve involves an estimation process that includes the advice of legal counsel and the subjective judgment of management. While we believe that these reserves are adequate, there are uncertainties associated with legal proceedings and we can give no assurance that our estimate of any related liability will not increase or decrease in the future. The reserved and unreserved exposures for our legal proceedings could change based upon developments in those proceedings or changes in the facts and circumstances. It is possible that we could incur losses in excess of the amounts currently accrued. Based on currently available information, we believe that it is remote that future costs related to known contingent liability exposures for legal proceedings will exceed our current accruals by an amount that would have a material adverse effect on our consolidated financial position, although cash flow could be significantly impacted in the reporting periods in which such costs are incurred.

There have been no significant changes with respect to the legal matters disclosed in our Annual Report on Form 10-K for the year ended December 31, 2012.

Environmental

Due to the nature of the oil and natural gas business, we are exposed to possible environmental risks. We have implemented various policies and procedures to avoid environmental contamination and risks from environmental contamination. We conduct periodic reviews of our policies and properties to identify changes in the environmental risk profile. In these reviews we evaluate whether there is a probable liability, its amount and the likelihood that the liability will be incurred. The amount of any potential liability is determined by considering, among other matters, incremental direct costs of any likely remediation and the proportionate cost of employees who are expected to devote a significant amount of time directly to any remediation effort.

We manage our exposure to environmental liabilities on properties to be acquired by identifying existing problems and assessing the potential liability. As of March 31, 2013, we know of no significant probable or possible environmental contingent liabilities.

Letters of Credit

At March 31, 2013, we had posted $1.0 million in various letters of credit to secure our drilling and related operations.

Lease Commitments

As of March 31, 2013, we have lease commitments for various real estate leases. Rent expense is recognized on a straight-line basis and has been recorded in General and Administrative expense on our Consolidated Statements of Operations. Rent expense for the three months ended March 31, 2013 and 2012 was $0.1 million for each period. Lease commitments by year for each of the next five years are presented in the table below ($ in thousands):

2013	$675
2014	842
2015	807
2016	815
2017	823
Thereafter	133

Total	$4,095

Capacity Reservation

During the second quarter of 2012, we entered into a capacity reservation arrangement with a subsidiary of MarkWest Energy Partners, L.P. (“MarkWest”) to ensure sufficient capacity at the cryogenic gas processing plants owned by MarkWest to process our produced natural gas. In the event that we do not process any gas through the cryogenic gas processing plants, we may be obligated to pay approximately $4.9 million in 2013, $10.4 million in 2014, $13.0 million in 2015, $14.6 million in 2016, $14.6 million in 2017 and $115.3 million thereafter, assuming our average working interest in the region of approximately 70%. Charges incurred for processing capacity with MarkWest were negligible during the three-month periods ended March 31, 2013 and 2012.

Operational Commitments

Pursuant to agreements reached during the fourth quarter of 2010 and the first quarter of 2011, and amended during the third quarter of 2012, we have contracted drilling rig services on two rigs to support our Appalachian Basin operations. The minimum cost to retain these rigs would require payments of approximately $2.2 million in 2013, $3.0 million in 2014 and $0.8 million in 2015, which is consistent with our estimated working interest in this project area. In addition, during the first quarter of 2011, we came to terms on contracted completion services in the Appalachian Basin. The minimum cost to retain the completion services is approximately $6.3 million in 2013 and $2.1 million in 2014, which is consistent with our estimated working interest in this project area.

Natural Gas Gathering, Processing and Sales Agreements

During the normal course of business we have entered into certain agreements to ensure the gathering, transportation, processing and sales of specified quantities of our oil, natural gas and NGLs. In some instances, we are obligated to pay shortfall fees, whereby we pay a fee for any difference between actual volumes provided as compared to volumes that have been committed. In other instances, we are obligated to pay a fee on all volumes that are subject to the related agreement. In connection with our entry into certain of these agreements, we concurrently entered into a guaranty whereby we have guaranteed the payment of obligations under the specified agreements up to a maximum of $406.4 million.

For the three-month periods ended March 31, 2013 and 2012, we incurred expenses related to the transportation and marketing of our oil, natural gas and NGLs of approximately $5.0 million and $2.7 million, respectively. Minimum net obligations under these sales, gathering and transportation agreements for the next five years are as follows ($ in thousands):

Total
2013	$6,721
2014	12,495
2015	19,584
2016	26,712
2017	32,552
Thereafter	341,576

Total	$439,640

Drilling Commitments

During the first quarter of 2012, we entered into a drill-to-earn agreement with MFC Drilling, Inc. (“MFC”). Under the terms and conditions of the agreement, we will acquire at a minimum, through a drill-to-earn structure, a 62.5% working interest in approximately 4,510 acres in Belmont, Guernsey and Noble Counties, Ohio. The agreement provides that in order for us to earn the 62.5% working interest, we will bear the cost for our 62.5% working interest and 100% of the 15% working interest of MFC until such time that we have met the $14.1 million drilling carry obligation. As of March 31, 2013, the remaining drilling carry obligation balance was approximately $10.8 million.

We are to commence the drilling of at least three Utica Shale wells by November 15 of each year until the carry obligation has been satisfied, with credits given to additional wells drilled beyond the annual commitment. We currently estimate the commitment for each well drilled and completed for our working interest and that of MFC to be approximately $8.0 million to $9.0 million. We have until June 15, 2013 to terminate the agreement. Should we not comply with the drilling commitments or terminate the agreement outside of the aforementioned termination parameter, we would be responsible for payment of the remaining drilling carry obligation at that time.

Pennsylvania Impact Fee

During the first quarter of 2012, Pennsylvania state legislators instituted a natural gas impact fee on producers of unconventional natural gas. The fee will be imposed on every producer of unconventional gas and applies to unconventional wells spud in Pennsylvania regardless of when spudding occurred. Unconventional gas wells that were spud prior to 2012 are considered to be spud in 2011 for purposes of determining the fee, which is considered year one for those wells. The fee for each unconventional gas well is determined using the following matrix, with vertical unconventional gas wells being charged 20% of the applicable rates:

	<$2.25[a]	$2.26—$2.99[a]	$3.00—$4.99[a]	$5.00—$5.99[a]	>$5.99[a]

Year One	$40,000	$45,000	$50,000	$55,000	$60,000

Year Two	$30,000	$35,000	$40,000	$45,000	$55,000

Year Three	$25,000	$30,000	$30,000	$40,000	$50,000

Year 4—10	$10,000	$15,000	$20,000	$20,000	$20,000

Year 11—15	$5,000	$5,000	$10,000	$10,000	$10,000

[a]

Pricing utilized for determining annual fee is based on the arithmetic mean of the NYMEX settled price for the near-month contract as reported by the Wall Street Journal for the last trading day of each month of a calendar year for the 12-month period ending December 31.

For wells spud prior to 2012, the first year fee (considered to be 2011) was due on September 1, 2012. We fully accrued for this portion of the fee as a current liability in first quarter 2012 in the amount of $2.8 million. Subsequent to the first payment, all fees owed will be due on April 1 of each year. For the three month periods ended March 31, 2013 and 2012, we recorded expense of approximately $0.6 million and $3.4 million, respectively, related to the Pennsylvania Impact Fee. Approximately $2.8 million of the fees incurred in the first quarter of 2012 represents the retroactive portion of the impact fee for wells spud prior to 2012. We are recording the accrual of the impact fees as Production and Lease Operating Expense.

Other

In addition to the Asset Retirement Obligation discussed in Note 3, Future Abandonment Costs, to our Consolidated Financial Statements, we have withheld from distributions to certain other working interest owners amounts to be applied towards their share of those retirement costs. These amounts totaled $0.3 million at March 31, 2013 and December 31, 2012 and are included in Other Liabilities on our Consolidated Balance Sheets.

Earnings (Loss) Per Common Share	3 Months Ended
Mar. 31, 2013
Earnings (Loss) Per Common Share

14. EARNINGS (LOSS) PER COMMON SHARE

Basic income per common share is calculated based on the weighted average number of common shares outstanding at the end of the period, excluding restricted stock with performance-based vesting criteria. Diluted income per common share includes the assumed exercise of stock options and performance-based restricted stock which contain conditions that are not earnings or market based, given that the hypothetical effect is not anti-dilutive. Stock options to purchase 114,246 shares of common stock and performance-based restricted stock awards of 719,479 shares of common stock for the three-month period ended March 31, 2013 were outstanding but not included in the computations of diluted net loss per share calculations due to our net loss from continuing operations, for which the result would be anti-dilutive. Stock options to purchase 637,652 shares of common stock for the three-month period ended March 31, 2012 were outstanding but not included in the computations of diluted net income per share because the grant prices were greater than the average market price of the common shares, which has anti-dilutive effect on the computation. The following table sets forth the computation of basic and diluted earnings per common share (in thousands except per share amounts):

	Three Months Ended March 31,
	2013	2012
Numerator:
Net Income (Loss) From Continuing Operations, Less Noncontrolling Interests	$(2,773)	$3,727
Net Loss From Discontinued Operations	(61)	(5,355)

Net Loss	$(2,834)	$(1,628)

Denominator:
Weighted Average Common Shares Outstanding—Basic	52,367	48,744
Effect of Dilutive Securities:
Employee Stock Options	0	61
Employee Performance-Based Restricted Stock Awards	0	888

Weighted Average Common Shares Outstanding—Diluted	52,367	49,693

Earnings (loss) per Common Share:
Basic—Net Income (Loss) From Continuing Operations	$(0.05)	$0.08
—Net Loss From Discontinued Operations	0.00	(0.11)

—Net Loss	$(0.05)	$(0.03)

Diluted—Net Income (Loss) From Continuing Operations	$(0.05)	$0.08
—Net Loss From Discontinued Operations	0.00	(0.11)

—Net Loss	$(0.05)	$(0.03)

Consolidated Subsidiaries	3 Months Ended
Mar. 31, 2013
Consolidated Subsidiaries

15. CONSOLIDATED SUBSIDIARIES

Our consolidated subsidiaries make up 100.0% of our field services segment. For additional information, see Note 2, Business Segment Information, to our Consolidated Financial Statements.

Water Solutions Holdings

In November 2009, we entered into a limited liability agreement with Sand Hills Management, LLC (“Sand Hills”) to form Water Solutions Holdings, LLC (“Water Solutions”) for the purpose of acquiring, managing and operating water treatment, disposal and transportation facilities that are designed to treat, dispose or transport brine and fresh waters used and produced in oil and gas well development activities. The members of Water Solutions are Rex Energy Corporation, which owns an 80% membership interest, and Sand Hills, which owns a 20% membership interest and serves as the operator of the entity. Upon the return of our initial investments in Water Solutions, plus interest, our ownership percentage will change to 60% and the remaining 40% will be held by Sand Hills. The return of our initial capital investment occurred in April 2013 and the change in our ownership percentage took effect on April 1, 2013.

We fully consolidate the accounts of Water Solutions in our financial statements and accounted for the 20% equity interest owned by Sand Hills as a noncontrolling interest. Water Solutions is financed through cash contributions from its members and a credit facility upon which $0.7 million was drawn as of March 31, 2013. There were no cash contributions during the first three months of 2013 and 2012. The table below sets forth the carrying amount and classifications of Water Solutions’ assets and liabilities as of March 31, 2013 and December 31, 2012, with no restrictions or obligations to use certain assets to settle associated liabilities:

($ in Thousands)	As of March 31, 2013	As of December 31, 2012
Assets
Cash and Cash Equivalents	$361	$741
Accounts Receivable	6,786	3,360
Inventory, Prepaid Expenses and Other	48	13
Other Property and Equipment	4,588	3,560
Wells and Facilities in Progress	217	221
Accumulated Depreciation, Depletion and Amortization	(740)	(501)
Deferred Financing Costs and Other Assets—Net	182	199

Total Assets	$11,442	$7,593
Liabilities
Accounts Payable	$2,181	$1,554
Accrued Expenses	2,069	1,036
Senior Secured Line of Credit and Long-Term Debt	1,036	965

Total Liabilities	$5,286	$3,555

NorthStar #3, LLC

In August 2011, our wholly owned subsidiary, R.E. Gas Development, LLC (“R.E. Gas”) and NorthStar Water Management (“NorthStar”) formed NorthStar #3, LLC (“NorthStar #3”) to construct, own and operate a water disposal well in Mahoning County, Ohio. At March 31, 2013, R.E. Gas owned a 51% membership interest in NorthStar #3, and the remaining 49% membership interest was owned by NorthStar. To supplement the operations of NorthStar #3, the entity entered into a promissory note with us. As of March 31, 2013, the amount owed to us under the promissory note was $4.6 million.

A variable interest entity (“VIE”) is an entity that by design has insufficient equity to permit it to finance its activities without additional subordinated financial support or equity holders that lack the characteristics of a controlling financial interest. Based on these factors, we have determined NorthStar #3 to be a VIE.

We are considered the primary beneficiary of the entity and have consolidated its financial results in our Consolidated Financial Statements. To be considered the primary beneficiary, a member must have the power to direct the activities that most significantly impact the entity’s performance and have a significant variable interest that carries with it the obligation to absorb the losses or the right to receive benefits. The activities that most significantly impact the entity’s economic performance relate to the drilling of a successful disposal well with sufficient capacity and the ongoing operation of the well. Per the membership agreement, we hold a first right of refusal on all capacity rights for the disposal well, giving us the ability to make decisions regarding the operation and capacity of the well based on market conditions and, thus, the ability to direct the activities that most significantly impact the economic performance of the entity. We hold a significant variable interest in the entity in the form of our 51% membership interest and the $4.6 million promissory note. We have no recourse to recover the amount of the promissory note in the event that the disposal well is unsuccessful, leaving us with the obligation to absorb the losses. Upon success of the disposal well, we will initially have the right to approximately 87.3% of the available cash at the end of the period which covers the repayment of the note and our membership interest.

The carrying amount and classifications of NorthStar #3 assets and liabilities as of March 31, 2013 and December 31, 2012 are as follows, with no restrictions or obligations to use certain assets to settle associated liabilities:

	March 31, 2013 (in thousands)	December 31, 2012 (in thousands)
ASSETS
Cash and Cash Equivalents	$8	$14
Wells and Facilities in Progress	4,567	4,559

Total Assets	$4,575	$4,573
LIABILITIES
Accounts Payable	$0	$6
Note Payable	4,633	4,633

Total Liabilities	$4,633	$4,639

Equity Method Investments	3 Months Ended
Mar. 31, 2013
Equity Method Investments

16. EQUITY METHOD INVESTMENTS

RW Gathering, LLC

We own a 40% non-operated interest in RW Gathering, LLC (“RW Gathering”), which owns gas-gathering assets to facilitate development in our Appalachian Basin operations. We recorded our investment in RW Gathering of approximately $16.8 million and $17.0 million as of March 31, 2013 and December 31, 2012, respectively, on our Consolidated Balance Sheets as Equity Method Investments. During the first three months of 2013, we did not make any capital contributions to RW Gathering, as compared to the contributions of approximately $1.5 million in cash to RW Gathering to support current pipeline and gathering line construction in the first three months of 2012. RW Gathering recorded net losses from continuing operations of $0.4 million for each of the three months ended March 31, 2013 and 2012, respectively. The losses incurred were due to insurance fees, bank fees, rent expenses and depreciation expense. Our share of the net loss is recorded on the Statements of Operations as Gain (Loss) on Equity Method Investments.

During the three-month periods ended March 31, 2013 and 2012, we incurred approximately $0.2 million and $0.3 million, respectively, in compression expenses that were charged to us from Williams Production Appalachia, LLC. These costs are in relation to compression costs incurred by RW Gathering and are recorded as Production and Lease Operating Expense on our Consolidated Statement of Operations. As of March 31, 2013 and December 31, 2012, there were no receivables due from RW Gathering to us.

Keystone Midstream Services, LLC

On May 29, 2012, we closed the sale of our ownership in Keystone Midstream, which we had accounted for as an equity method investment.

Prior to May 29, 2012, we owned a 28% non-operating interest in Keystone Midstream, which was a midstream joint venture focused on building, owning and operating high pressure gathering systems and cryogenic gas processing plants in Butler County, Pennsylvania. During the three months ended March 31, 2012, we contributed approximately $1.4 million to Keystone Midstream primarily to support the construction of cryogenic gas processing plants. Keystone Midstream recorded a net income from continuing operations of $0.1 million for the three month period ended March 31, 2012. Our share of net income and net loss realized under the equity method of accounting are primarily due to project management costs, general and administrative expenses, and DD&A expenses.

Impairment Expense	3 Months Ended
Mar. 31, 2013
Impairment Expense

17. IMPAIRMENT EXPENSE

For the three months ended March 31, 2013 and 2012, we incurred approximately $0.1 million and $2.8 million in impairment expenses, respectively. We continually monitor the carrying value of our oil and gas properties and make evaluations of their recoverability when circumstances arise that may contribute to impairment. The expense incurred during the first three months of 2013 and 2012 is primarily related to acreage in our non-operated dry gas region of Clearfield County, Pennsylvania. These leases are approaching expiration and there currently exists no plans to extend the leases or develop the acreage. As of March 31, 2013, we continued to carry the costs of undeveloped properties of approximately $171.9 million on our Consolidated Balance Sheet, which is primarily related to the Marcellus and Utica Shale in the Appalachian Basin and for which we have development, trade or lease extension plans.

Exploration Expense	3 Months Ended
Mar. 31, 2013
Exploration Expense

18. EXPLORATION EXPENSE

For the three months ended March 31, 2013 and 2012, we incurred approximately $2.0 million and $1.1 million in exploration expenses, respectively. The expense incurred in 2013 was due to geological and geophysical type expenditures and delay rental payments. Approximately $0.8 million of the expense incurred in 2012 was due to geological and geophysical type expenditures and delay rental payments primarily associated with leases in the Appalachian Basin. An additional $0.3 million related to the plugging of two exploratory Marcellus Shale wells that were spud during 2011 in Butler County, Pennsylvania. Minimal drilling was completed on these wells before a strategic decision was made to abandon the well sites and defer capital to other leases in the development plan and hold the acreage by production.

Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events

19. SUBSEQUENT EVENTS

Senior Notes due 2020

On April 26, 2013, we issued $100.0 million in aggregate principal amount of Senior Notes due 2020 in a private offering as additional notes to the $250.0 million aggregate principal amount of 8.875% senior notes due 2020 (“the Additional Notes”) that we sold in a private offering on December 12, 2012 (see Note 11, Long-Term Debt, to our Consolidated Financial Statements). The Additional Notes were issued at an issue price of 105% of par plus accrued interest from December 12, 2012. Net proceeds after discounts and offering expenses were approximately $102.8 million, plus accrued interest. In connection with this issuance, we gave notice to the administrative agent under our Senior Credit Facility of our election to reduce the maximum commitments of the lenders under our Senior Credit Facility to $215.0 million.

DJ Basin

During the first quarter of 2013, we entered and agreement to sell our remaining DJ Basin assets for $3.1 million. This transaction closed during the second quarter of 2013 and resulted in a gain of approximately $1.0 million. We have no continuing activities in the DJ Basin or continuing cash flows from this region.

Litigation Related to Proposed Oil and Gas Leases in Clearfield County, Pennsylvania

On May 3, 2013, the Superior Court reversed the decision of the Common Pleas Court, which in 2012 had dismissed the Cardinale Case with prejudice, and remanded the case for further proceedings. At this time, the Billotte case and the Meeker case remained stayed. To date, we have not been served with a complaint in the Meeker case, but we still expect that the claims mirror those set forth in the Cardinale and Billotte cases. We expect to make a determination as to the consolidation of these cases with the Cardinale case within the next three to six months as the Cardinale case proceeds.

We expect to enter into a case management plan with the Cardinale plaintiffs’ counsel within the next several months, which will outline the timing for class discovery, class certification, trial discovery and the trial. In the meantime, we are preparing for class discovery. At this time we are unable to express an opinion with respect to the likelihood of an unfavorable outcome or provide an estimate of potential losses.

Condensed Consolidating Financial Information	3 Months Ended
Mar. 31, 2013
Condensed Consolidating Financial Information

20. CONDENSED CONSOLIDATING FINANCIAL INFORMATION

As of March 31, 2013, we had outstanding $250.0 million of Senior Notes due 2020, as shown in Note 8, Long-Term Debt, to our Consolidated Financial Statements. The Senior Notes are guaranteed by certain of our wholly-owned subsidiaries, or guarantor subsidiaries.

Unless otherwise noted below, each of the following guarantor subsidiaries are wholly-owned by Rex Energy Corporation and have provided guarantees of the Senior Notes that are joint and several and full and unconditional as of March 31, 2013:

•	Rex Energy I, LLC

•	Rex Energy Operating Corporation

•	Rex Energy IV, LLC

•	PennTex Resources Illinois, Inc.

•	R.E. Gas Development, LLC

The non-guarantor subsidiaries include certain consolidated subsidiaries, including Water Solutions Holdings and its subsidiaries, R.E. Disposal, LLC (formerly known as NorthStar #3, LLC) and Rex Energy Rockies, LLC. We derive much of our business through and derive much of our income through our subsidiaries. Therefore, our ability to make required payments with respect to indebtedness and other obligations depends on the financial results and condition of our subsidiaries and our ability to receive funds from our subsidiaries. As of March 31, 2013, there were no restrictions on the ability of any of the guarantor subsidiaries to transfer funds to us. There may be restrictions for certain non-guarantor subsidiaries.

The following financial statements present condensed consolidating financial data for (i) Rex Energy Corporation, the issuer of the notes, (ii) the combined Guarantors, (iii) the combined other subsidiaries of the Company that did not guarantee the Notes, and (iv) eliminations necessary to arrive at our consolidated financial statements, which include condensed consolidated balance sheets as of March 31, 2013 and December 31, 2012, and the condensed consolidating statements of operations and condensed consolidating statements of cash flows for the three months ending March 31, 2013 and March 31, 2012.

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

AS OF MARCH 31, 2013

($ in Thousands, Except Share and Per Share Data)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$5,140	$475	$6,025	$0	$11,640
Accounts Receivable	27,924	6,801	0	(5,623)	29,102
Taxes Receivable	0	0	6,396	0	6,396
Short-Term Derivative Instruments	4,742	0	0	0	4,742
Assets Held For Sale	0	2,138	0	0	2,138
Inventory, Prepaid Expenses and Other	1,236	48	17	0	1,301

Total Current Assets	39,042	9,462	12,438	(5,623)	55,319
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	539,134	0	0	(1,496)	537,638
Unevaluated Oil and Gas Properties	171,901	0	0	0	171,901
Other Property and Equipment	48,834	5,483	0	0	54,317
Wells and Facilities in Progress	102,734	4,776	0	(296)	107,214
Pipelines	6,125	0	0	0	6,125

Total Property and Equipment	868,728	10,259	0	(1,792)	877,195
Less: Accumulated Depreciation, Depletion and Amortization	(155,638)	(925)	0	173	(156,390)

Net Property and Equipment	713,090	9,334	0	(1,619)	720,805
Deferred Financing Costs and Other Assets—Net	2,426	182	7,772	0	10,380
Equity Method Investments	16,800	0	0	0	16,800
Intercompany Receivables	2,338	0	474,556	(476,894)	0
Investment in Subsidiaries – Net	(341)	3,989	193,598	(197,246)	0
Long-Term Derivative Instruments	150	0	0	0	150

Total Assets	$773,505	$22,967	$688,364	$(681,382)	$803,454

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts Payable	$43,081	$2,181	$0	$(990)	$44,272
Accrued Expenses	28,505	2,068	7,083	0	37,656
Short-Term Derivative Instruments	5,072	0	0	0	5,072
Current Deferred Tax Liability	0	0	565	0	565
Liabilities Related to Assets Held For Sale	0	50	0	0	50

Total Current Liabilities	76,658	4,299	7,648	(990)	87,615
8.875% Senior Notes Due 2020	0	0	250,000	0	250,000
Discount on Senior Notes	0	0	(1,704)	0	(1,704)
Senior Secured Line of Credit and Long-Term Debt	131	5,669	0	(4,633)	1,167
Long-Term Derivative Instruments	2,221	0	0	0	2,221
Long-Term Deferred Tax Liability	0	0	21,491	0	21,491
Other Deposits and Liabilities	5,739	0	0	0	5,739
Future Abandonment Cost	25,671	0	0	0	25,671
Intercompany Payables	400,510	76,384	0	(476,894)	0

Total Liabilities	510,930	86,352	277,435	(482,517)	392,200
Stockholders’ Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,227,718 shares issued and outstanding on March 31, 2013	0	0	52	0	52
Additional Paid-In Capital	177,145	2,889	452,431	(180,033)	452,432
Accumulated Earnings (Deficit)	85,430	(67,042)	(41,554)	(19,263)	(42,429)

Rex Energy Stockholders’ Equity	262,575	(64,153)	410,929	(199,296)	410,055
Noncontrolling Interests	0	768	0	431	1,199

Total Stockholders’ Equity	262,575	(63,385)	410,929	(198,865)	411,254
Total Liabilities and Stockholders’ Equity	$773,505	$22,967	$688,364	$(681,382)	$803,454

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE THREE MONTHS ENDED MARCH 31, 2013

($ in Thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$40,940	$0	$0	$0	$40,940
Field Services Revenue	0	8,053	0	(1,547)	6,506
Other Revenue	24	0	0	0	24

TOTAL OPERATING REVENUE	40,964	8,053	0	(1,547)	47,470
OPERATING EXPENSES
Production and Lease Operating Expense	13,397	3	0	0	13,400
General and Administrative Expense	6,071	489	1,271	(35)	7,796
Gain on Disposal of Asset	(10)	0	0	0	(10)
Impairment Expense	66	0	0	0	66
Exploration Expense	2,044	0	0	0	2,044
Depreciation, Depletion, Amortization and Accretion	10,913	267	0	(23)	11,157
Field Services Operating Expense	0	5,138	0	(1,083)	4,055
Other Operating Expense	444	0	0	0	444

TOTAL OPERATING EXPENSES	32,925	5,897	1,271	(1,141)	38,952
INCOME (LOSS) FROM OPERATIONS	8,039	2,156	(1,271)	(406)	8,518
OTHER INCOME (EXPENSE)
Interest Expense	(9)	(12)	(3,984)	0	(4,005)
Loss on Derivatives, Net	(8,540)	0	0	0	(8,540)
Other Expense	(104)	0	0	(35)	(139)
Loss From Equity Method Investments	(178)	0	0	0	(178)
Income (Loss) From Equity in Consolidated Subsidiaries	(10)	10	31	(31)	0

TOTAL OTHER EXPENSE	(8,841)	(2)	(3,953)	(66)	(12,862)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(802)	2,154	(5,224)	(472)	(4,344)
Income Tax (Expense) Benefit	332	(718)	2,390	0	2,004

INCOME (LOSS) FROM CONTINUING OPERATIONS	(470)	1,436	(2,834)	(472)	(2,340)
Loss From Discontinued Operations, Net of Income Taxes	0	(61)	0	0	(61)

NET INCOME (LOSS)	(470)	1,375	(2,834)	(472)	(2,401)
Net Income Attributable to Noncontrolling Interests	0	433	0	0	433

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$(470)	$942	$(2,834)	$(472)	$(2,834)

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE THREE MONTHS ENDING MARCH 31, 2013

($ in Thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$(470)	$1,375	$(2,834)	$(472)	$(2,401)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss From Equity Method Investments	178	0	0	0	178
Non-Cash Expenses	2	8	1,600	0	1,610
Depreciation, Depletion, Amortization and Accretion	10,913	267	0	(23)	11,157
Deferred Income Tax Expense (Benefit)	(332)	614	(2,390)	0	(2,108)
Unrealized (Gain) Loss on Derivatives	12,211	0	0	0	12,211
Gain on Sale of Assets and Equity Method Investments	(10)	4	0	0	(6)
Impairment Expense	66	0	0	0	66
Changes in operating assets and liabilities
Accounts Receivable	32,828	(3,409)	(34,256)	748	(4,089)
Inventory, Prepaid Expenses and Other Assets	41	(29)	9	0	21
Accounts Payable and Accrued Expenses	21,213	1,604	5,468	0	28,285
Other Assets and Liabilities	(9,990)	0	0	0	(9,990)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	66,650	434	(32,403)	253	34,934
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	707	4	6	(717)	0
Proceeds from Joint Venture Acreage Management	32	0	0	0	32
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other assets	(60)	133	0	0	73
Acquisitions of Undeveloped Acreage	(5,756)	(2)	0	0	(5,758)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(60,445)	(806)	0	464	(60,787)

NET CASH PROVIDED BY (USED) IN INVESTING ACTIVITIES	(65,522)	(671)	6	(253)	(66,440)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of Loans and Other Notes Payable	(215)	(103)	0	0	(318)
Debt Issuance Costs	0	0	(668)	0	(668)
Proceeds from the Exercise of Stock Options	0	0	166	0	166
Distributions by the Partners of Consolidated Joint Ventures	0	(9)	0	0	(9)

NET CASH USED IN FINANCING ACTIVITIES	(215)	(112)	(502)	0	(829)
NET INCREASE (DECREASE) IN CASH	913	(349)	(32,899)	0	(32,335)
CASH—BEGINNING	4,227	824	38,924	0	43,975

CASH—ENDING	$5,140	$475	$6,025	$0	$11,640

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

AS OF DECEMBER 31, 2012

($ in Thousands, Except Share and Per Share Data)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$4,227	$824	$38,924	$0	$43,975
Accounts Receivable	26,490	3,367	0	(4,877)	24,980
Taxes Receivable	0	0	6,429	0	6,429
Short-Term Derivative Instruments	12,005	0	0	0	12,005
Assets Held For Sale	0	2,279	0	0	2,279
Inventory, Prepaid Expenses and Other	1,277	13	26	0	1,316

Total Current Assets	43,999	6,483	45,379	(4,877)	90,984
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	486,706	0	0	(1,258)	485,448
Unevaluated Oil and Gas Properties	165,503	0	0	0	165,503
Other Property and Equipment	45,613	4,455	0	5	50,073
Wells and Facilities in Progress	88,204	4,780	0	(71)	92,913
Pipelines	6,116	0	0	0	6,116

Total Property and Equipment	792,142	9,235	0	(1,324)	800,053
Less: Accumulated Depreciation, Depletion and Amortization	(145,514)	(674)	0	150	(146,038)

Net Property and Equipment	646,628	8,561	0	(1,174)	654,015
Deferred Financing Costs and Other Assets—Net	2,427	199	7,403	0	10,029
Equity Method Investments	16,978	0	0	0	16,978
Intercompany Receivables	3,795	0	440,269	(444,064)	0
Investment in Subsidiaries—Net	(227)	(232)	193,790	(193,331)	0
Long-Term Derivative Instruments	704	0	0	0	704

Total Assets	$714,304	$15,011	$686,841	$(643,446)	$772,710

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts Payable	$29,818	$1,560	$0	$(244)	$31,134
Accrued Expenses	19,891	1,036	1,494	0	22,421
Short-Term Derivative Instruments	1,389	0	0	0	1,389
Current Deferred Tax Liability	0	0	539	0	539
Liabilities Related to Assets Held For Sale	0	52	0	0	52

Total Current Liabilities	51,098	2,648	2,033	(244)	55,535
8.875% Senior Notes Due 2020	0	0	250,000	0	250,000
Discount on Senior Notes	0	0	(1,742)	0	(1,742)
Senior Secured Line of Credit and Long-Term Debt	26	5,598	0	(4,633)	991
Long-Term Derivative Instruments	1,510	0	0	0	1,510
Long-Term Deferred Tax Liability	0	0	23,625	0	23,625
Other Deposits and Liabilities	5,675	0	0	0	5,675
Future Abandonment Cost	24,822	0	0	0	24,822
Intercompany Payables	367,704	76,360	0	(444,064)	0

Total Liabilities	450,835	84,606	273,916	(448,941)	360,416
Stockholders’ Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	0	0	52	0	52
Additional Paid-In Capital	177,143	(407)	451,062	(176,736)	451,062
Accumulated Deficit	86,326	(69,144)	(38,189)	(18,588)	(39,595)

Rex Energy Stockholders’ Equity	263,469	(69,551)	412,925	(195,324)	411,519
Noncontrolling Interests	0	(44)	0	819	775

Total Stockholders’ Equity	263,469	(69,595)	412,925	(194,505)	412,294

Total Liabilities and Stockholders’ Equity	$714,304	$15,011	$686,841	$(643,446)	$772,710

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE THREE MONTHS ENDED MARCH 31, 2012

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$31,483	$0	$0	$0	$31,483
Field Services Revenue	0	2,500	0	(194)	2,306
Other Revenue	70	0	0	(25)	45

TOTAL OPERATING REVENUE	31,553	2,500	0	(219)	33,834
OPERATING EXPENSES
Production and Lease Operating Expense	12,295	4	0	0	12,299
General and Administrative Expense	4,686	177	557	(9)	5,411
Loss on Disposal of Asset	26	0	0	0	26
Impairment Expense	2,727	66	0	0	2,793
Exploration Expense	1,092	0	0	0	1,092
Depreciation, Depletion, Amortization and Accretion	9,501	56	0	(13)	9,544
Field Services Operating Expense	0	1,617	0	(161)	1,456
Other Operating Expense	326	0	0	0	326

TOTAL OPERATING EXPENSES	30,653	1,920	557	(183)	32,947
INCOME (LOSS) FROM OPERATIONS	900	580	(557)	(36)	887
OTHER INCOME (EXPENSE)
Interest Expense	(17)	(1)	(1,721)	0	(1,739)
Gain on Derivatives, Net	7,439	0	0	0	7,439
Other Income (Expense)	15	0	0	(9)	6
Loss From Equity Method Investments	(134)	0	0	0	(134)
Income (Loss) From Equity in Consolidated Subsidiaries	(22)	22	(312)	312	0

TOTAL OTHER INCOME (EXPENSE)	7,281	21	(2,033)	303	5,572
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	8,181	601	(2,590)	267	6,459
Income Tax (Expense) Benefit	(3,394)	(198)	961	0	(2,631)

INCOME (LOSS) FROM CONTINUING OPERATIONS	4,787	403	(1,629)	267	3,828
Loss From Discontinued Operations, Net of Income Taxes	0	(5,355)	0	0	(5,355)

NET INCOME (LOSS)	4,787	(4,952)	(1,629)	267	(1,527)
Net Income Attributable to Noncontrolling Interests	0	101	0	0	101

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$4,787	$(5,053)	$(1,629)	$267	$(1,628)

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE THREE MONTHS ENDING MARCH 31, 2012

($ in Thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$4,787	$(4,952)	$(1,629)	$267	$(1,527)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Gain From Equity Method Investments	134	0	0	0	134
Non-Cash Expense (Income)	(14)	(1)	489	0	474
Depreciation, Depletion, Amortization and Accretion	9,501	56	258	(13)	9,802
Deferred Income Tax Expense (Benefit)	3,394	(3,541)	(961)	0	(1,108)
Unrealized Gain on Derivatives	(3,654)	0	0	0	(3,654)
Dry Hole Expense	254	249	0	0	503
Loss on Sale of Assets and Equity Method Investments	26	144	0	0	170
Impairment Expense	2,728	8,335	0	0	11,063
Changes in operating assets and liabilities
Accounts Receivable	35,499	577	(38,991)	(69)	(2,984)
Inventory, Prepaid Expenses and Other Assets	(92)	(2)	13	0	(81)
Accounts Payable and Accrued Expenses	(2,979)	(735)	(17)	(15)	(3,746)
Other Assets and Liabilities	(2,004)	(282)	0	0	(2,286)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	47,580	(152)	(40,838)	170	6,760
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	(2,837)	2,539	468	(170)	0
Proceeds from Joint Venture Acreage Management	147	0	0	0	147
Contributions to Equity Method Investments	0	(2,852)	0	0	(2,852)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other assets	3	1,221	0	0	1,224
Acquisitions of Undeveloped Acreage	(16,843)	(1)	0	0	(16,844)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(33,933)	(150)	58	0	(34,025)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(53,463)	757	526	(170)	(52,350)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	0	0	20,000	0	20,000
Repayments of Long-Term Debt and Lines of Credit	0	0	(50,000)	0	(50,000)
Repayments of Loans and Other Notes Payable	(204)	(14)	0	0	(218)
Debt Issuance Costs	0	0	(37)	0	(37)
Settlement of Tax Withholdings Related to Share-Based Compensation Awards	0	0	(233)	0	(233)
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	0	0	70,583	0	70,583
Distributions by the Partners of Consolidated Joint Ventures	0	(41)	0	0	(41)

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(204)	(55)	40,313	0	40,054
NET INCREASE (DECREASE) IN CASH	(6,087)	550	1	0	(5,536)
CASH—BEGINNING	11,337	409	50	0	11,796

CASH—ENDING	$5,250	$959	$51	$0	$6,260

Recently Issued Accounting Pronouncements (Policies)	3 Months Ended
Mar. 31, 2013
Offsetting Assets and Liabilities

In January 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 was issued to address implementation issues regarding the scope of ASU 2011-11. The amendments clarify that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. We adopted this ASU on January 1, 2013 with no material effect on our Consolidated Financial Statements.

Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2013
Performance of Business Segments Based on Net Income (Loss) from Continuing Operations, before Income Taxes

Summarized financial information concerning our segments is shown in the following table for the three months ended March 31, 2013 and 2012 (in thousands):

	Exploration and Production	Field Services	Intercompany Eliminations	Consolidated Total
Three Months Ended March 31, 2013
Revenues	$40,964	$8,054	$(1,548)	$47,470
Inter-Segment Revenues	0	(1,548)	1,548	0

Total Revenues	40,964	6,506	0	47,470

Income (Loss) From Continuing Operations, Before Income Taxes	$(6,066)	$2,163	$(441)	$(4,344)

Three Months Ended March 31, 2012
Revenues	$31,528	$2,499	$(193)	$33,834
Inter-Segment Revenues	0	(193)	193	0

Total Revenues	31,528	2,306	0	33,834

Income (Loss) From Continuing Operations, Before Income Taxes	$5,906	$598	$(45)	$6,459

As of March 31, 2013
Total Assets	$794,688	$16,009	$(7,243)	$803,454
As of December 31, 2012
Total Assets	$766,599	$12,166	$(6,055)	$772,710

Future Abandonment Cost (Tables)	3 Months Ended
Mar. 31, 2013
Future Abandonment Costs

We account for future abandonment costs that relate to wells that are drilled jointly based on our working interest in those wells.

$ in Thousands	March 31, 2013
Beginning Balance	$24,822
Future Abandonment Obligation Incurred	234
Future Abandonment Obligation Settled	(146)
Future Abandonment Obligation Revision of Estimated Obligation	160
Future Abandonment Obligation Accretion Expense	601

Total Future Abandonment Cost	$25,671

Discontinued Operations/Assets Held For Sale (Tables)	3 Months Ended
Mar. 31, 2013
Summary of Financial Information for Discontinued Operations

Summarized financial information for Discontinued Operations is set forth in the table below, and does not reflect the costs of certain services provided. Such costs, which were not allocated to Discontinued Operations, were for services, including legal counsel, insurance, external audit fees, payroll processing, certain human resource services and information technology systems support.

	March 31,
($ in Thousands)	2013	2012
Revenues:
Oil, Natural Gas and NGL Sales	$9	$29

Total Operating Revenue	9	29
Costs and Expenses:
Production and Lease Operating Expense	46	86
General and Administrative Expense	11	287
Exploration Expense	53	332
Impairment Expense	0	8,270
Other Operating (Income) Expense	(3)	3
Loss on Sale of Asset	4	144

Total Costs and Expenses	111	9,122
Loss from Discontinued Operations Before Income Taxes	(102)	(9,093)
Income Tax Benefit	41	3,738

Loss from Discontinued Operations, net of taxes	$(61)	$(5,355)

Production:
Crude Oil (Bbls)	147	344

Total (Mcfe)	882	2,064

Long Term Debt (Tables)	3 Months Ended
Mar. 31, 2013
Components of Long-Term Debt and Lines of Credit

Long-term debt and other obligations consisted of the following at March 31, 2013 and December 31, 2012:

($ in Thousands)	March 31, 2013 (Unaudited)	December 31, 2012
8.875% Senior Notes Due 2020	$250,000	$250,000
Discount on Senior Notes	(1,704)	(1,742)
Senior Line of Credit(a)	0	0
Capital Leases and Other Obligations(a)	3,012	2,677

Total Debts	251,308	250,935
Less Current Portion of Long-Term Debt(b)	(1,845)	(1,686)

Total Long-Term Debt	$249,463	$249,249

(a)

The Senior Credit Facility requires us to make monthly payments of interest on the outstanding balance of loans made under the agreement. Loans made under the Senior Credit Facility mature on March 27, 2018, and in certain circumstances, we may be required to prepay the loans. The average interest rate on our capital leases and other obligations for the three months ended March 31, 2013 was approximately 3.2%.

(b)	Included in Accounts Payable on our Consolidated Balance Sheets.

Fair Value Of Financial And Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2013
Schedule of Location and Amounts of Gains and Losses on Derivative Instruments

The following table summarizes the location and amounts of gains and losses on derivative instruments, none of which are designated as hedges for accounting purposes, in our accompanying Consolidated Statements of Operations for the three months ended March 31, 2013 and 2012 ($ in thousands):

	Three Months Ended March 31, 2013			Three Months Ended March 31, 2012
	Realized Gains (Losses)	Unrealized Gains (Losses)	Total	Realized Gains (Losses)	Unrealized Gains (Losses)	Total
Crude Oil
Reclassification of settled contracts included in prior periods mark-to-market adjustment	$0	$104	$104	$0	$535	$535
Mark-to-market fair value adjustments	0	(857)	(857)	0	(2,888)	(2,888)
Settlement of contracts(a)	(162)	0	(162)	(212)	0	(212)

Crude Oil Total	(162)	(753)	(915)	(212)	(2,353)	(2,565)

Natural Gas
Reclassification of settled contracts included in prior periods mark-to-market adjustment	0	(2,642)	(2,642)	0	(2,601)	(2,601)
Mark-to-market fair value adjustments	0	(8,690)	(8,690)	0	8,608	8,608
Settlement of contracts(a)	3,691	0	3,691	3,997	0	3,997

Natural Gas Total	3,691	(11,332)	(7,641)	3,997	6,007	10,004

Natural Gas Liquids
Reclassification of settled contracts included in prior periods mark-to-market adjustment	1	(134)	(133)	0	0	0
Mark-to-market fair value adjustments	0	8	8	0	0	0
Settlement of contracts(a)	141	0	141	0	0	0

Natural Gas Liquids Total	142	(126)	16	0	0	0

Gain (Loss) on Derivatives, Net	$3,671	$(12,211)	$(8,540)	$3,785	$3,654	$7,439

(a)	These amounts represent the realized gains and losses on settled derivatives, which before settlement are included in the mark-to-market fair value adjustments.

Asset or Liability Financial Commodity Derivative Instrument Positions

Our open asset/(liability) financial commodity derivative instrument positions at March 31, 2013 consisted of:

Period	Volume	Put Option	Floor	Ceiling	Swap	Fair Market Value ($ in Thousands)
Oil
2013—Collar	165,000 Bbls	$0	$79.45	$103.00	$0	$(178)
2013—Swap	360,000 Bbls	0	0	0	93.02	(1,322)
2013—Three Way Collar	45,000 Bbls	65.00	85.00	100.00	0	(66)
2014—Three Way Collar	360,000 Bbls	69.00	84.18	104.27	0	(42)
2014—Collar	60,000 Bbls	0	90.00	97.65	0	68
2014—Deferred Put Spread	168,000 Bbls	75.00	90.00	0	0	(201)

	1,158,000 Bbls					$(1,741)

Natural Gas
2013—Swap	6,190,000 Mcf	$0	$0	$0	$3.87	$(1,695)
2013—Three Way Collar	1,890,000 Mcf	3.35	4.17	4.88	0	328
2013—Collar	2,520,000 Mcf	0	4.77	5.68	0	1,823
2013—Put	1,980,000 Mcf	0	5.00	0	0	1,456
2013—Swaption	900,000 Mcf	0	0	0	4.50	(427)
2014—Call	1,800,000 Mcf	0	0	5.00	0	(370)
2014—Three Way Collar	6,000,000 Mcf	3.00	3.95	4.64	0	(278)
2014—Swap	4,740,000 Mcf	0	0	0	3.96	(1,225)
2014—Collar	1,800,000 Mcf	0	3.51	4.43	0	(397)
2015—Three Way Collar	1,800,000 Mcf	3.37	4.15	4.59	0	(178)
2015—Swap	1,200,000 Mcf	0	0	0	4.18	(107)

	30,820,000 Mcf					(1,070)
Natural Gas Liquids
2013—Swap	243,000 Bbls	$0	$0	$0	$57.48	$431
2014—Swap	18,000 Bbls	0	0	0	47.46	(21)

	261,000 Bbls					$410

Combined Fair Value of Derivatives

The combined fair value of derivatives, none of which are designated or qualifying as hedges, included in our Consolidated Balance Sheets as of March 31, 2013 and December 31, 2012 is summarized below ($ in thousands):

	March 31, 2013	December 31, 2012
Short-Term Derivative Assets:
Crude Oil—Collars	$16	$90
Crude Oil—Three Way Collars	9	0
Natural Gas Liquids—Swaps	572	535
Natural Gas—Swaps	406	2,416
Natural Gas—Swaption	0	354
Natural Gas—Three-Way Collars	460	1,021
Natural Gas—Collars	1,823	4,211
Natural Gas—Puts	1,456	3,378

Total Short-Term Derivative Assets	$4,742	$12,005

Long-Term Derivative Assets:
Crude Oil—Collars	$51	$0
Crude Oil—Three Way Collar	26	0
Natural Gas—Swaps	21	239
Natural Gas—Three Way Collar	52	465

Total Long-Term Derivative Assets	$150	$704

Total Derivative Assets	$4,892	$12,709

Short-Term Derivative Liabilities:
Crude Oil—Collars	$(177)	$(307)
Crude Oil—Swaps	(1,322)	(217)
Crude Oil—Three-Way Collars	(85)	(45)
Crude Oil—Deferred Put Spread	(50)	0
Natural Gas Liquids—Swaps	(162)	0
Natural Gas—Three-Way Collars	(202)	(35)
Natural Gas—Collars	(98)	0
Natural Gas—Call	(92)	0
Natural Gas—Swaption	(427)	0
Natural Gas—Swaps	(2,457)	(785)

Total Short-Term Derivative Liabilities	$(5,072)	$(1,389)

Long-Term Derivative Liabilities:
Crude Oil—Three-Way Collars	$(58)	$(509)
Crude Oil—Deferred Put Spread	(151)	0
Natural Gas—Swaps	(997)	(434)
Natural Gas—Three-Way Collars	(438)	(35)
Natural Gas—Call	(278)	(366)
Natural Gas—Collars	(299)	(166)

Total Long-Term Derivative Liabilities	$(2,221)	$(1,510)

Total Derivative Liabilities	$(7,293)	$(2,899)

Fair Value Hierarchy Table for Assets and Liabilities Measured at Fair Value

During the three months ended March 31, 2013, there were no transfers into or out of Level 1 or Level 2 measurements. The following table presents the fair value hierarchy table for assets and liabilities measured at fair value ($ in thousands):

		Fair Value Measurements at March 31, 2013 Using:
	Total Carrying Value as of March 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives(a)— commodity swaps and collars	$(2,401)	$0	$(2,401)	$0
Future Abandonment Costs	$(25,671)	$0	$0	$(25,671)

(a)	All of our derivatives are classified as Level 2 measurements. For information regarding their classification on our Consolidated Balance Sheets, please refer to the previous tablet.

Financial Instruments Not Recorded at Fair Value

The following table sets forth the fair values of financial instruments that are not recorded at fair value in our Consolidated Financial Statements:

	March 31, 2013		December 31, 2012
$ in Thousands	Carrying Amount	Fair Value	Carrying Amount	Fair Value
8.875% Senior Notes due 2020	$250,000	$265,000	$250,000	$249,063
Capital Leases and Other Obligations	3,012	2,892	2,677	2,524

Total	$253,012	$267,892	$252,677	$251,597

Income Taxes (Tables)	3 Months Ended
Mar. 31, 2013
Schedule of Income Tax Included in Continuing Operations	Income tax included in continuing operations was as follows ($ in thousands):

	Three Months Ended March 31,
	2013	2012
Income Tax (Expense) Benefit	$2,004	$(2,631)
Effective Tax Rate	42.0%	41.4%

Employee Benefit And Equity Plans (Tables)	3 Months Ended
Mar. 31, 2013
Summary of Issued and Outstanding Stock Options

A summary of the status of our issued and outstanding stock options as of March 31, 2013 is as follows:

	Outstanding		Exercisable
Exercise Price	Number Outstanding At 3/31/13	Weighted-Average Exercise Price	Number Exercisable At 3/31/13	Weighted-Average Exercise Price
$5.04	46,041	$5.04	46,041	$5.04
$9.50	100,000	$9.50	100,000	$9.50
$9.99	179,833	$9.99	179,833	$9.99
$10.42	29,548	$10.42	19,699	$10.42
$11.87	3,500	$11.87	1,166	$11.87
$12.50	19,139	$12.50	12,758	$12.50
$13.01	18,526	$13.01	12,350	$13.01
$13.19	50,000	$13.19	0	$13.19
$19.92	5,000	$19.92	5,000	$19.92
$22.34	30,000	$22.34	30,000	$22.34
$23.28	4,000	$23.28	4,000	$23.28

	485,587	$10.98	410,847	$10.66

Percentage of Awards to Vest

The number of shares ultimately awarded will correspond with the final TSR rank amongst the peer group in accordance with the following schedule:

TSR Rank	Percentage of Awards to Vest
1-3	100%
4-5	75%
6-8	50%
9-11	25%
12-14	0%

Monte Carlo Simulation Model Assumptions Used to Estimate Fair Value of Restricted Stock

The fair value of the TSR awards of $7.80 per share was estimated on the date of the grant using a Monte Carlo Simulation model that estimates the most likely outcome based on the terms of the award and used the following assumptions:

	Three Months Ended March 31, 2013	Year Ended December 31, 2012
Expected Dividend Yield	0.0%	0.0%
Risk-Free Interest Rate	0.3%	0.3%
Expected Volatility—Rex Energy	54.4%	54.4%
Expected Volatility—Peer Group	31.2%-58.6%	31.2%-58.6%
Market Index	37.0%	37.0%
Expected Life	Three Years	Three Years

Summary Of Nonvested Stock Activity

A summary of the restricted stock activity for the three months ended March 31, 2013 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Restricted stock awards, as of December 31, 2012	1,431,573	$12.45
Awards	33,055	13.08
Forfeitures	(35,267)	11.64
Vested	(115,841)	11.58

Restricted stock awards, as of March 31, 2013	1,313,520	$12.57

Commitments And Contingencies (Tables)	3 Months Ended
Mar. 31, 2013
Lease Commitments for Each of Next Five Years	Lease commitments by year for each of the next five years are presented in the table below ($ in thousands):

2013	$675
2014	842
2015	807
2016	815
2017	823
Thereafter	133

Total	$4,095

Minimum Net Obligations under Sales, Gathering and Transportation Agreements

Minimum net obligations under these sales, gathering and transportation agreements for the next five years are as follows ($ in thousands):

Total
2013	$6,721
2014	12,495
2015	19,584
2016	26,712
2017	32,552
Thereafter	341,576

Total	$439,640

Fee for Unconventional Gas Wells

The fee for each unconventional gas well is determined using the following matrix, with vertical unconventional gas wells being charged 20% of the applicable rates:

	<$2.25[a]	$2.26—$2.99[a]	$3.00—$4.99[a]	$5.00—$5.99[a]	>$5.99[a]

Year One	$40,000	$45,000	$50,000	$55,000	$60,000

Year Two	$30,000	$35,000	$40,000	$45,000	$55,000

Year Three	$25,000	$30,000	$30,000	$40,000	$50,000

Year 4—10	$10,000	$15,000	$20,000	$20,000	$20,000

Year 11—15	$5,000	$5,000	$10,000	$10,000	$10,000

[a]

Pricing utilized for determining annual fee is based on the arithmetic mean of the NYMEX settled price for the near-month contract as reported by the Wall Street Journal for the last trading day of each month of a calendar year for the 12-month period ending December 31.

Earnings (Loss) Per Common Share (Tables)	3 Months Ended
Mar. 31, 2013
Computation of Basic and Diluted Earning Per Common Share

The following table sets forth the computation of basic and diluted earnings per common share (in thousands except per share amounts):

	Three Months Ended March 31,
	2013	2012
Numerator:
Net Income (Loss) From Continuing Operations, Less Noncontrolling Interests	$(2,773)	$3,727
Net Loss From Discontinued Operations	(61)	(5,355)

Net Loss	$(2,834)	$(1,628)

Denominator:
Weighted Average Common Shares Outstanding—Basic	52,367	48,744
Effect of Dilutive Securities:
Employee Stock Options	0	61
Employee Performance-Based Restricted Stock Awards	0	888

Weighted Average Common Shares Outstanding—Diluted	52,367	49,693

Earnings (loss) per Common Share:
Basic—Net Income (Loss) From Continuing Operations	$(0.05)	$0.08
—Net Loss From Discontinued Operations	0.00	(0.11)

—Net Loss	$(0.05)	$(0.03)

Diluted—Net Income (Loss) From Continuing Operations	$(0.05)	$0.08
—Net Loss From Discontinued Operations	0.00	(0.11)

—Net Loss	$(0.05)	$(0.03)

Consolidated Subsidiaries (Tables)	3 Months Ended
Mar. 31, 2013
Water Solutions
Schedule of Carrying Amount and Classification of Assets and Liabilities as Consolidated

The carrying amount and classifications of NorthStar #3 assets and liabilities as of March 31, 2013 and December 31, 2012 are as follows, with no restrictions or obligations to use certain assets to settle associated liabilities:

	March 31, 2013 (in thousands)	December 31, 2012 (in thousands)
ASSETS
Cash and Cash Equivalents	$8	$14
Wells and Facilities in Progress	4,567	4,559

Total Assets	$4,575	$4,573
LIABILITIES
Accounts Payable	$0	$6
Note Payable	4,633	4,633

Total Liabilities	$4,633	$4,639

NorthStar 3 LLC
Schedule of Carrying Amount and Classification of Assets and Liabilities as Consolidated

The table below sets forth the carrying amount and classifications of Water Solutions’ assets and liabilities as of March 31, 2013 and December 31, 2012, with no restrictions or obligations to use certain assets to settle associated liabilities:

($ in Thousands)	As of March 31, 2013	As of December 31, 2012
Assets
Cash and Cash Equivalents	$361	$741
Accounts Receivable	6,786	3,360
Inventory, Prepaid Expenses and Other	48	13
Other Property and Equipment	4,588	3,560
Wells and Facilities in Progress	217	221
Accumulated Depreciation, Depletion and Amortization	(740)	(501)
Deferred Financing Costs and Other Assets—Net	182	199

Total Assets	$11,442	$7,593
Liabilities
Accounts Payable	$2,181	$1,554
Accrued Expenses	2,069	1,036
Senior Secured Line of Credit and Long-Term Debt	1,036	965

Total Liabilities	$5,286	$3,555

Condensed Consolidating Financial Information (Tables)	3 Months Ended
Mar. 31, 2013
Condensed Consolidating Balance Sheets

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

AS OF MARCH 31, 2013

($ in Thousands, Except Share and Per Share Data)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$5,140	$475	$6,025	$0	$11,640
Accounts Receivable	27,924	6,801	0	(5,623)	29,102
Taxes Receivable	0	0	6,396	0	6,396
Short-Term Derivative Instruments	4,742	0	0	0	4,742
Assets Held For Sale	0	2,138	0	0	2,138
Inventory, Prepaid Expenses and Other	1,236	48	17	0	1,301

Total Current Assets	39,042	9,462	12,438	(5,623)	55,319
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	539,134	0	0	(1,496)	537,638
Unevaluated Oil and Gas Properties	171,901	0	0	0	171,901
Other Property and Equipment	48,834	5,483	0	0	54,317
Wells and Facilities in Progress	102,734	4,776	0	(296)	107,214
Pipelines	6,125	0	0	0	6,125

Total Property and Equipment	868,728	10,259	0	(1,792)	877,195
Less: Accumulated Depreciation, Depletion and Amortization	(155,638)	(925)	0	173	(156,390)

Net Property and Equipment	713,090	9,334	0	(1,619)	720,805
Deferred Financing Costs and Other Assets—Net	2,426	182	7,772	0	10,380
Equity Method Investments	16,800	0	0	0	16,800
Intercompany Receivables	2,338	0	474,556	(476,894)	0
Investment in Subsidiaries – Net	(341)	3,989	193,598	(197,246)	0
Long-Term Derivative Instruments	150	0	0	0	150

Total Assets	$773,505	$22,967	$688,364	$(681,382)	$803,454

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts Payable	$43,081	$2,181	$0	$(990)	$44,272
Accrued Expenses	28,505	2,068	7,083	0	37,656
Short-Term Derivative Instruments	5,072	0	0	0	5,072
Current Deferred Tax Liability	0	0	565	0	565
Liabilities Related to Assets Held For Sale	0	50	0	0	50

Total Current Liabilities	76,658	4,299	7,648	(990)	87,615
8.875% Senior Notes Due 2020	0	0	250,000	0	250,000
Discount on Senior Notes	0	0	(1,704)	0	(1,704)
Senior Secured Line of Credit and Long-Term Debt	131	5,669	0	(4,633)	1,167
Long-Term Derivative Instruments	2,221	0	0	0	2,221
Long-Term Deferred Tax Liability	0	0	21,491	0	21,491
Other Deposits and Liabilities	5,739	0	0	0	5,739
Future Abandonment Cost	25,671	0	0	0	25,671
Intercompany Payables	400,510	76,384	0	(476,894)	0

Total Liabilities	510,930	86,352	277,435	(482,517)	392,200
Stockholders’ Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,227,718 shares issued and outstanding on March 31, 2013	0	0	52	0	52
Additional Paid-In Capital	177,145	2,889	452,431	(180,033)	452,432
Accumulated Earnings (Deficit)	85,430	(67,042)	(41,554)	(19,263)	(42,429)

Rex Energy Stockholders’ Equity	262,575	(64,153)	410,929	(199,296)	410,055
Noncontrolling Interests	0	768	0	431	1,199

Total Stockholders’ Equity	262,575	(63,385)	410,929	(198,865)	411,254
Total Liabilities and Stockholders’ Equity	$773,505	$22,967	$688,364	$(681,382)	$803,454

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

AS OF DECEMBER 31, 2012

($ in Thousands, Except Share and Per Share Data)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$4,227	$824	$38,924	$0	$43,975
Accounts Receivable	26,490	3,367	0	(4,877)	24,980
Taxes Receivable	0	0	6,429	0	6,429
Short-Term Derivative Instruments	12,005	0	0	0	12,005
Assets Held For Sale	0	2,279	0	0	2,279
Inventory, Prepaid Expenses and Other	1,277	13	26	0	1,316

Total Current Assets	43,999	6,483	45,379	(4,877)	90,984
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	486,706	0	0	(1,258)	485,448
Unevaluated Oil and Gas Properties	165,503	0	0	0	165,503
Other Property and Equipment	45,613	4,455	0	5	50,073
Wells and Facilities in Progress	88,204	4,780	0	(71)	92,913
Pipelines	6,116	0	0	0	6,116

Total Property and Equipment	792,142	9,235	0	(1,324)	800,053
Less: Accumulated Depreciation, Depletion and Amortization	(145,514)	(674)	0	150	(146,038)

Net Property and Equipment	646,628	8,561	0	(1,174)	654,015
Deferred Financing Costs and Other Assets—Net	2,427	199	7,403	0	10,029
Equity Method Investments	16,978	0	0	0	16,978
Intercompany Receivables	3,795	0	440,269	(444,064)	0
Investment in Subsidiaries—Net	(227)	(232)	193,790	(193,331)	0
Long-Term Derivative Instruments	704	0	0	0	704

Total Assets	$714,304	$15,011	$686,841	$(643,446)	$772,710

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts Payable	$29,818	$1,560	$0	$(244)	$31,134
Accrued Expenses	19,891	1,036	1,494	0	22,421
Short-Term Derivative Instruments	1,389	0	0	0	1,389
Current Deferred Tax Liability	0	0	539	0	539
Liabilities Related to Assets Held For Sale	0	52	0	0	52

Total Current Liabilities	51,098	2,648	2,033	(244)	55,535
8.875% Senior Notes Due 2020	0	0	250,000	0	250,000
Discount on Senior Notes	0	0	(1,742)	0	(1,742)
Senior Secured Line of Credit and Long-Term Debt	26	5,598	0	(4,633)	991
Long-Term Derivative Instruments	1,510	0	0	0	1,510
Long-Term Deferred Tax Liability	0	0	23,625	0	23,625
Other Deposits and Liabilities	5,675	0	0	0	5,675
Future Abandonment Cost	24,822	0	0	0	24,822
Intercompany Payables	367,704	76,360	0	(444,064)	0

Total Liabilities	450,835	84,606	273,916	(448,941)	360,416
Stockholders’ Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	0	0	52	0	52
Additional Paid-In Capital	177,143	(407)	451,062	(176,736)	451,062
Accumulated Deficit	86,326	(69,144)	(38,189)	(18,588)	(39,595)

Rex Energy Stockholders’ Equity	263,469	(69,551)	412,925	(195,324)	411,519
Noncontrolling Interests	0	(44)	0	819	775

Total Stockholders’ Equity	263,469	(69,595)	412,925	(194,505)	412,294

Total Liabilities and Stockholders’ Equity	$714,304	$15,011	$686,841	$(643,446)	$772,710

Condensed Consolidating Statements of Operations

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE THREE MONTHS ENDED MARCH 31, 2013

($ in Thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$40,940	$0	$0	$0	$40,940
Field Services Revenue	0	8,053	0	(1,547)	6,506
Other Revenue	24	0	0	0	24

TOTAL OPERATING REVENUE	40,964	8,053	0	(1,547)	47,470
OPERATING EXPENSES
Production and Lease Operating Expense	13,397	3	0	0	13,400
General and Administrative Expense	6,071	489	1,271	(35)	7,796
Gain on Disposal of Asset	(10)	0	0	0	(10)
Impairment Expense	66	0	0	0	66
Exploration Expense	2,044	0	0	0	2,044
Depreciation, Depletion, Amortization and Accretion	10,913	267	0	(23)	11,157
Field Services Operating Expense	0	5,138	0	(1,083)	4,055
Other Operating Expense	444	0	0	0	444

TOTAL OPERATING EXPENSES	32,925	5,897	1,271	(1,141)	38,952
INCOME (LOSS) FROM OPERATIONS	8,039	2,156	(1,271)	(406)	8,518
OTHER INCOME (EXPENSE)
Interest Expense	(9)	(12)	(3,984)	0	(4,005)
Loss on Derivatives, Net	(8,540)	0	0	0	(8,540)
Other Expense	(104)	0	0	(35)	(139)
Loss From Equity Method Investments	(178)	0	0	0	(178)
Income (Loss) From Equity in Consolidated Subsidiaries	(10)	10	31	(31)	0

TOTAL OTHER EXPENSE	(8,841)	(2)	(3,953)	(66)	(12,862)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(802)	2,154	(5,224)	(472)	(4,344)
Income Tax (Expense) Benefit	332	(718)	2,390	0	2,004

INCOME (LOSS) FROM CONTINUING OPERATIONS	(470)	1,436	(2,834)	(472)	(2,340)
Loss From Discontinued Operations, Net of Income Taxes	0	(61)	0	0	(61)

NET INCOME (LOSS)	(470)	1,375	(2,834)	(472)	(2,401)
Net Income Attributable to Noncontrolling Interests	0	433	0	0	433

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$(470)	$942	$(2,834)	$(472)	$(2,834)

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE THREE MONTHS ENDED MARCH 31, 2012

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$31,483	$0	$0	$0	$31,483
Field Services Revenue	0	2,500	0	(194)	2,306
Other Revenue	70	0	0	(25)	45

TOTAL OPERATING REVENUE	31,553	2,500	0	(219)	33,834
OPERATING EXPENSES
Production and Lease Operating Expense	12,295	4	0	0	12,299
General and Administrative Expense	4,686	177	557	(9)	5,411
Loss on Disposal of Asset	26	0	0	0	26
Impairment Expense	2,727	66	0	0	2,793
Exploration Expense	1,092	0	0	0	1,092
Depreciation, Depletion, Amortization and Accretion	9,501	56	0	(13)	9,544
Field Services Operating Expense	0	1,617	0	(161)	1,456
Other Operating Expense	326	0	0	0	326

TOTAL OPERATING EXPENSES	30,653	1,920	557	(183)	32,947
INCOME (LOSS) FROM OPERATIONS	900	580	(557)	(36)	887
OTHER INCOME (EXPENSE)
Interest Expense	(17)	(1)	(1,721)	0	(1,739)
Gain on Derivatives, Net	7,439	0	0	0	7,439
Other Income (Expense)	15	0	0	(9)	6
Loss From Equity Method Investments	(134)	0	0	0	(134)
Income (Loss) From Equity in Consolidated Subsidiaries	(22)	22	(312)	312	0

TOTAL OTHER INCOME (EXPENSE)	7,281	21	(2,033)	303	5,572
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	8,181	601	(2,590)	267	6,459
Income Tax (Expense) Benefit	(3,394)	(198)	961	0	(2,631)

INCOME (LOSS) FROM CONTINUING OPERATIONS	4,787	403	(1,629)	267	3,828
Loss From Discontinued Operations, Net of Income Taxes	0	(5,355)	0	0	(5,355)

NET INCOME (LOSS)	4,787	(4,952)	(1,629)	267	(1,527)
Net Income Attributable to Noncontrolling Interests	0	101	0	0	101

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$4,787	$(5,053)	$(1,629)	$267	$(1,628)

Condensed Consolidating Statements of Cash Flows

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE THREE MONTHS ENDING MARCH 31, 2013

($ in Thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$(470)	$1,375	$(2,834)	$(472)	$(2,401)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss From Equity Method Investments	178	0	0	0	178
Non-Cash Expenses	2	8	1,600	0	1,610
Depreciation, Depletion, Amortization and Accretion	10,913	267	0	(23)	11,157
Deferred Income Tax Expense (Benefit)	(332)	614	(2,390)	0	(2,108)
Unrealized (Gain) Loss on Derivatives	12,211	0	0	0	12,211
Gain on Sale of Assets and Equity Method Investments	(10)	4	0	0	(6)
Impairment Expense	66	0	0	0	66
Changes in operating assets and liabilities
Accounts Receivable	32,828	(3,409)	(34,256)	748	(4,089)
Inventory, Prepaid Expenses and Other Assets	41	(29)	9	0	21
Accounts Payable and Accrued Expenses	21,213	1,604	5,468	0	28,285
Other Assets and Liabilities	(9,990)	0	0	0	(9,990)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	66,650	434	(32,403)	253	34,934
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	707	4	6	(717)	0
Proceeds from Joint Venture Acreage Management	32	0	0	0	32
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other assets	(60)	133	0	0	73
Acquisitions of Undeveloped Acreage	(5,756)	(2)	0	0	(5,758)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(60,445)	(806)	0	464	(60,787)

NET CASH PROVIDED BY (USED) IN INVESTING ACTIVITIES	(65,522)	(671)	6	(253)	(66,440)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of Loans and Other Notes Payable	(215)	(103)	0	0	(318)
Debt Issuance Costs	0	0	(668)	0	(668)
Proceeds from the Exercise of Stock Options	0	0	166	0	166
Capital Distributions by the Partners of Consolidated Joint Ventures	0	(9)	0	0	(9)

NET CASH USED IN FINANCING ACTIVITIES	(215)	(112)	(502)	0	(829)
NET INCREASE (DECREASE) IN CASH	913	(349)	(32,899)	0	(32,335)
CASH—BEGINNING	4,227	824	38,924	0	43,975

CASH—ENDING	$5,140	$475	$6,025	$0	$11,640

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE THREE MONTHS ENDING MARCH 31, 2012

($ in Thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$4,787	$(4,952)	$(1,629)	$267	$(1,527)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Gain From Equity Method Investments	134	0	0	0	134
Non-Cash Expense (Income)	(14)	(1)	489	0	474
Depreciation, Depletion, Amortization and Accretion	9,501	56	258	(13)	9,802
Deferred Income Tax Expense (Benefit)	3,394	(3,541)	(961)	0	(1,108)
Unrealized Gain on Derivatives	(3,654)	0	0	0	(3,654)
Dry Hole Expense	254	249	0	0	503
Loss on Sale of Assets and Equity Method Investments	26	144	0	0	170
Impairment Expense	2,728	8,335	0	0	11,063
Changes in operating assets and liabilities
Accounts Receivable	35,499	577	(38,991)	(69)	(2,984)
Inventory, Prepaid Expenses and Other Assets	(92)	(2)	13	0	(81)
Accounts Payable and Accrued Expenses	(2,979)	(735)	(17)	(15)	(3,746)
Other Assets and Liabilities	(2,004)	(282)	0	0	(2,286)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	47,580	(152)	(40,838)	170	6,760
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	(2,837)	2,539	468	(170)	0
Proceeds from Joint Venture Acreage Management	147	0	0	0	147
Contributions to Equity Method Investments	0	(2,852)	0	0	(2,852)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other assets	3	1,221	0	0	1,224
Acquisitions of Undeveloped Acreage	(16,843)	(1)	0	0	(16,844)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(33,933)	(150)	58	0	(34,025)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(53,463)	757	526	(170)	(52,350)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	0	0	20,000	0	20,000
Repayments of Long-Term Debt and Lines of Credit	0	0	(50,000)	0	(50,000)
Repayments of Loans and Other Notes Payable	(204)	(14)	0	0	(218)
Debt Issuance Costs	0	0	(37)	0	(37)
Settlement of Tax Withholdings Related to Share-Based Compensation Awards	0	0	(233)	0	(233)
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	0	0	70,583	0	70,583
Capital Distributions by the Partners of Consolidated Joint Ventures	0	(41)	0	0	(41)

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(204)	(55)	40,313	0	40,054
NET INCREASE (DECREASE) IN CASH	(6,087)	550	1	0	(5,536)
CASH—BEGINNING	11,337	409	50	0	11,796

CASH—ENDING	$5,250	$959	$51	$0	$6,260

Basis of Presentation and Principles of Consolidation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Unevaluated Oil and Gas Properties	$ 171,901		$ 165,503
Interest Expense	4,005	1,739
Reclassification from Wells and Facilities in Progress
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Unevaluated Oil and Gas Properties			3,900
Reclassification from Depreciation, Depletion, Amortization and Accretion
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Interest Expense	$ 300

Performance of Business Segments Based on Net Income (Loss) from Continuing Operations, before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 47,470	$ 33,834
Inter-Segment Revenues	0	0
Total Revenues	47,470	33,834
Income (Loss) From Continuing Operations, Before Income Taxes	(4,344)	6,459
Total Assets	803,454		772,710
Exploration and Production Equipment
Segment Reporting Information [Line Items]
Revenues	40,964	31,528
Inter-Segment Revenues	0	0
Total Revenues	40,964	31,528
Income (Loss) From Continuing Operations, Before Income Taxes	(6,066)	5,906
Total Assets	794,688		766,599
Field Services
Segment Reporting Information [Line Items]
Revenues	8,054	2,499
Inter-Segment Revenues	(1,548)	(193)
Total Revenues	6,506	2,306
Income (Loss) From Continuing Operations, Before Income Taxes	2,163	598
Total Assets	16,009		12,166
Intercompany Eliminations
Segment Reporting Information [Line Items]
Revenues	(1,548)	(193)
Inter-Segment Revenues	1,548	193
Total Revenues	0	0
Income (Loss) From Continuing Operations, Before Income Taxes	(441)	(45)
Total Assets	$ (7,243)		$ (6,055)

Future Abandonment Cost - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Asset Retirement Obligations [Line Items]
Accretion expense	$ 0.6	$ 0.5

Future Abandonment Costs (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Asset Retirement Obligations [Line Items]
Beginning Balance	$ 24,822
Future Abandonment Obligation Incurred	234
Future Abandonment Obligation Settled	(146)
Future Abandonment Obligation Revision of Estimated Obligation	160
Future Abandonment Obligation Accretion Expense	601
Total Future Abandonment Cost	$ 25,671

Discontinued Operations/ Assets Held for Sale - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Impairment expense related to write down of asset held for sale	$ 3,100,000
Assets Held for Sale	2,138,000	2,279,000
Liabilities Related to Assets Held for Sale	$ 100,000	$ 100,000

Summary of Financial Information for Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues:
Oil, Natural Gas and NGL Sales	$ 40,940	$ 31,483
Total Operating Revenue	47,470	33,834
Costs and Expenses:
Production and Lease Operating Expense	13,400	12,299
General and Administrative Expense	7,796	5,411
Exploration Expense	2,044	1,092
Impairment Expense	66	11,063
Income Tax (Expense) Benefit	2,004	(2,631)
Loss from Discontinued Operations, net of taxes	(61)	(5,355)
Discontinued Operations Assets Held For Sale
Revenues:
Oil, Natural Gas and NGL Sales	9	29
Total Operating Revenue	9	29
Costs and Expenses:
Production and Lease Operating Expense	46	86
General and Administrative Expense	11	287
Exploration Expense	53	332
Impairment Expense	0	8,270
Other Operating (Income) Expense	(3)	3
Loss on Sale of Asset	4	144
Total Costs and Expenses	111	9,122
Loss from Discontinued Operations Before Income Taxes	(102)	(9,093)
Income Tax (Expense) Benefit	41	3,738
Loss from Discontinued Operations, net of taxes	(61)	(5,355)
Discontinued Operations Assets Held For Sale | Crude Oil (Bbls)
Production:
Production Costs	147	344
Discontinued Operations Assets Held For Sale | Total (Mcfe)
Production:
Production Costs	$ 882	$ 2,064

Concentrations of Credit Risk - Additional Information (Detail)	3 Months Ended
Mar. 31, 2013 Customer
Unusual Risk or Uncertainty [Line Items]
Percentage of revenue from major customers	97.80%
Number of major customers	5
Customer 1
Unusual Risk or Uncertainty [Line Items]
Percentage of revenue from major customers	42.70%

Long-Term Debt - Additional Information (Detail) (USD $)	3 Months Ended					3 Months Ended			1 Months Ended		3 Months Ended								3 Months Ended		3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 8.875% Senior Notes	Dec. 31, 2012 8.875% Senior Notes	Dec. 12, 2012 8.875% Senior Notes	Mar. 31, 2013 Crude Oil (Bbls)	Mar. 31, 2013 Natural Gas	Apr. 26, 2013 Subsequent Event	Apr. 26, 2013 Subsequent Event 8.875% Senior Notes	Mar. 31, 2013 Minimum	Mar. 31, 2013 Maximum	Mar. 31, 2013 Senior Credit Facility	Mar. 27, 2013 Senior Credit Facility	Dec. 31, 2012 Senior Credit Facility	Mar. 31, 2013 Senior Credit Facility Letter of Credit	Apr. 30, 2013 Senior Credit Facility Subsequent Event	Mar. 31, 2013 Senior Credit Facility Minimum	Dec. 31, 2012 Senior Credit Facility Minimum	Mar. 31, 2013 Senior Credit Facility Maximum	Dec. 31, 2012 Senior Credit Facility Maximum	Mar. 31, 2013 Second Lien Credit Agreement	Mar. 31, 2013 Abr Loans Minimum	Mar. 31, 2013 Abr Loans Maximum	Mar. 31, 2013 Defaulted Loans
Debt Instrument [Line Items]
Senior credit facility, borrowing base													$ 325,000,000
Line of Credit Facility, Current Borrowing Capacity								215,000,000				300,000,000			25,000,000	215,000,000					50,000,000
Debt instrument maturity date			Dec 1, 2020									Mar 27, 2018									Mar 27, 2018
Line of Credit Facility, Amount Outstanding												0		0							100,000,000
Increase in revolving credit facility																			500,000,000		50,000,000
LIBOR rate description												The applicable per annum margin, in the case of loans bearing interest at the Adjusted LIBO Rate, ranges from 175 to 275 basis points, and the applicable per annum margin, in the case of loans bearing interest at the Alternate Base Rate, ranges from 50 to 150 basis points, in each case, determined based upon our borrowing utilization at such date of determination.
Effective rate																					0.50%
Additional percentage with LIBOR																					1.00%
Margin rate										2.75%	1.75%											1.50%	0.50%	2.00%
Percentage of reasonably anticipated projected production	85.00%					75.00%	75.00%
Duration of developed producing reserve											36 months
Liens covering the oil and gas properties, percentage	80.00%
Criteria Current ratio																	1.00%		1.00%
Current ratio																	1.00%		4.20%
Criteria Interest Coverage Ratio																	1.00%		3.00%
Interest coverage ratio																	7.00%		1.00%
Total debt to EBITAX																	2.70%	1.00%	1.00%	4.25%
Debt issued aggregate principal amount			250,000,000		250,000,000				100,000,000
Senior notes at an issue price			99.30%		105.00%
Net proceeds of bond offering, after discounts and expenses			242,200,000						102,800,000
Senior notes, issuance cost	$ 668,000	$ 37,000	$ 6,100,000
Debt instrument interest rate			8.88%	8.88%					8.88%
Percentage of notes that can be redeemed			35.00%
Date at which Notes may be redeemed at borrower's option			Dec 1, 2016
Latest date for equity proceeds to be applied to optional Note redemption			Dec 1, 2015

Components of Long-Term Debt and Lines of Credit (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
8.875% Senior Notes Due 2020	$ 250,000		$ 250,000
Discount on Senior Notes	(1,704)		(1,742)
Senior Line of Credit	0	[1]	0	[1]
Capital Leases and Other Obligation	3,012	[1]	2,677	[1]
Total Debts	251,308		250,935
Less Current Portion of Long-Term Debt	(1,845)	[2]	(1,686)	[2]
Total Long-Term Debt	$ 249,463		$ 249,249

[1]	The Senior Credit Facility requires us to make monthly payments of interest on the outstanding balance of loans made under the agreement. Loans made under the Senior Credit Facility mature on March 27, 2018, and in certain circumstances, we may be required to prepay the loans. The average interest rate on our capital leases and other obligations for the three months ended March 31, 2013 was approximately 3.2%.
[2]	Included in Accounts Payable on our Consolidated Balance Sheets.

Components of Long-Term Debt and Lines of Credit (Parenthetical) (Detail)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Second Lien Credit Agreement
Debt Instrument [Line Items]
Debt instrument maturity date	Mar 27, 2018
Other Loans and Notes Payable
Debt Instrument [Line Items]
Average interest rate	3.20%
8.875% Senior Notes
Debt Instrument [Line Items]
Due date	2020	2020
Debt instrument maturity date	Dec 1, 2020

Fair Value of Financial and Derivative Instruments - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Net payment received in commodity derivative instruments	$ 3,700,000	$ 3,800,000
Unrealized gain (loss) associated with commodity derivative instruments	(12,200,000)	3,700,000
Fair value of commodity derivative contracts	$ (2,400,000)		$ 9,800,000
Current Oil Production
Derivatives, Fair Value [Line Items]
Commodity hedged on annualized basis hedge through 2013	95.90%
Commodity hedged on annualized basis hedge through 2014	74.20%
Current Gas Production
Derivatives, Fair Value [Line Items]
Commodity hedged on annualized basis hedge through 2013	93.80%
Commodity hedged on annualized basis hedge through 2014	74.80%
Commodity hedged on annualized basis hedge through 2015	15.70%
Current Natural Gas Liquids Production
Derivatives, Fair Value [Line Items]
Commodity hedged on annualized basis hedge through 2013	60.60%
Commodity hedged on annualized basis hedge through 2014	63.90%

Schedule of Location and Amounts of Gains and Losses on Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	$ 3,671		$ 3,785
Unrealized Gains (Losses)	(12,211)		3,654
Total	(8,540)		7,439
Crude Oil (Bbls)
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	(162)		(212)
Unrealized Gains (Losses)	(753)		(2,353)
Total	(915)		(2,565)
Natural Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	3,691		3,997
Unrealized Gains (Losses)	(11,332)		6,007
Total	(7,641)		10,004
Natural Gas Liquids
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	142		0
Unrealized Gains (Losses)	(126)		0
Total	16		0
Reclassification of settled contracts included in prior periods mark-to-market adjustment | Crude Oil (Bbls)
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0
Unrealized Gains (Losses)	104		535
Total	104		535
Reclassification of settled contracts included in prior periods mark-to-market adjustment | Natural Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0
Unrealized Gains (Losses)	(2,642)		(2,601)
Total	(2,642)		(2,601)
Reclassification of settled contracts included in prior periods mark-to-market adjustment | Natural Gas Liquids
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	1		0
Unrealized Gains (Losses)	(134)		0
Total	(133)		0
Mark-to-market fair value adjustments | Crude Oil (Bbls)
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0
Unrealized Gains (Losses)	(857)		(2,888)
Total	(857)		(2,888)
Mark-to-market fair value adjustments | Natural Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0
Unrealized Gains (Losses)	(8,690)		8,608
Total	(8,690)		8,608
Mark-to-market fair value adjustments | Natural Gas Liquids
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0
Unrealized Gains (Losses)	8		0
Total	8		0
Settlement of contracts | Crude Oil (Bbls)
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	(162)	[1]	(212)	[1]
Unrealized Gains (Losses)	0	[1]	0	[1]
Total	(162)	[1]	(212)	[1]
Settlement of contracts | Natural Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	3,691	[1]	3,997	[1]
Unrealized Gains (Losses)	0	[1]	0	[1]
Total	3,691	[1]	3,997	[1]
Settlement of contracts | Natural Gas Liquids
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	141	[1]	0	[1]
Unrealized Gains (Losses)	0	[1]	0	[1]
Total	$ 141	[1]	$ 0	[1]

[1]	These amounts represent the realized gains and losses on settled derivatives, which before settlement are included in the mark-to-market fair value adjustments.

Asset or Liability Financial Commodity Derivative Instrument Positions (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Natural Gas Liquids bbl	Mar. 31, 2013 Natural Gas Mcf	Mar. 31, 2013 Oil bbl	Mar. 31, 2013 2013-Swap Natural Gas Liquids bbl OptionPlan	Mar. 31, 2013 2013-Swap Natural Gas Mcf OptionPlan	Mar. 31, 2013 2013-Swap Oil bbl OptionPlan	Mar. 31, 2013 2014- Swap Natural Gas Liquids bbl OptionPlan	Mar. 31, 2013 2014- Swap Natural Gas Mcf OptionPlan	Mar. 31, 2013 2013- Three Way Collar Natural Gas Mcf OptionPlan	Mar. 31, 2013 2013- Three Way Collar Oil bbl OptionPlan	Mar. 31, 2013 2013-Collar Natural Gas Mcf OptionPlan	Mar. 31, 2013 2013-Collar Oil bbl OptionPlan	Mar. 31, 2013 2013-Put Natural Gas Mcf OptionPlan	Mar. 31, 2013 2013 - Swaption Natural Gas Mcf OptionPlan	Mar. 31, 2013 2014 - Call Natural Gas Mcf OptionPlan	Mar. 31, 2013 2014-3-Collar Natural Gas Mcf OptionPlan	Mar. 31, 2013 2014-3-Collar Oil bbl OptionPlan	Mar. 31, 2013 2014-Collar Natural Gas Mcf OptionPlan	Mar. 31, 2013 2014-Collar Oil bbl OptionPlan	Mar. 31, 2013 2015-Three Way Collar Natural Gas Mcf OptionPlan	Mar. 31, 2013 2015-Swap Natural Gas Mcf OptionPlan	Mar. 31, 2013 2014-Deferred Put Spread Oil bbl OptionPlan
Derivatives, Fair Value [Line Items]
Volume			261,000	30,820,000	1,158,000	243,000	6,190,000	360,000	18,000	4,740,000	1,890,000	45,000	2,520,000	165,000	1,980,000	900,000	1,800,000	6,000,000	360,000	1,800,000	60,000	1,800,000	1,200,000	168,000
Put Option						0	0	0	0	0	3.35	65	0	0	0	0	0	3	69	0	0	3.37	0	75
Floor						0	0	0	0	0	4.17	85	4.77	79.45	5	0	0	3.95	84.18	3.51	90	4.15	0	90
Ceiling						0	0	0	0	0	4.88	100	5.68	103	0	0	5	4.64	104.27	4.43	97.65	4.59	0	0
Swap						57.48	3.87	93.02	47.46	3.96	0	0	0	0	0	4.5	0	0	0	0	0	0	4.18	0
Fair Market Value	$ (2,400)	$ 9,800	$ 410	$ (1,070)	$ (1,741)	$ 431	$ (1,695)	$ (1,322)	$ (21)	$ (1,225)	$ 328	$ (66)	$ 1,823	$ (178)	$ 1,456	$ (427)	$ (370)	$ (278)	$ (42)	$ (397)	$ 68	$ (178)	$ (107)	$ (201)

Combined Fair Value of Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Total Derivative Assets	$ 4,892	$ 12,709
Total Derivative Liabilities	(7,293)	(2,899)
Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	4,742	12,005
Long Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	150	704
Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(5,072)	(1,389)
Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(2,221)	(1,510)
Crude Oil - Collars | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	16	90
Crude Oil - Collars | Long Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	51	0
Crude Oil - Collars | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(177)	(307)
Crude Oil - Three Way Collars | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	9	0
Crude Oil - Three Way Collars | Long Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	26	0
Crude Oil - Three Way Collars | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(85)	(45)
Crude Oil - Three Way Collars | Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(58)	(509)
Natural Gas Liquids - Swaps | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	572	535
Natural Gas Liquids - Swaps | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(162)	0
Natural Gas - Swaps | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	406	2,416
Natural Gas - Swaps | Long Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	21	239
Natural Gas - Swaps | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(2,457)	(785)
Natural Gas - Swaps | Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(997)	(434)
Natural Gas - Swaption | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	0	354
Natural Gas - Swaption | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(427)	0
Natural Gas - Three Way Collars | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	460	1,021
Natural Gas - Three Way Collars | Long Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	52	465
Natural Gas - Three Way Collars | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(202)	(35)
Natural Gas - Three Way Collars | Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(438)	(35)
Natural Gas - Collars | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	1,823	4,211
Natural Gas - Collars | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(98)	0
Natural Gas - Collars | Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(299)	(166)
Natural Gas - Puts | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	1,456	3,378
Crude Oil Swaps | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(1,322)	(217)
Crude Oil - Deferred Put Spread | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(50)	0
Crude Oil - Deferred Put Spread | Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(151)	0
Natural Gas - Calls | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(92)	0
Natural Gas - Calls | Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	$ (278)	$ (366)

Fair Value Hierarchy Table for Assets and Liabilities Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Rex Energy Corporation (Note Issuer)	Mar. 31, 2013 Rex Energy Corporation (Note Issuer) Commodity Swaps and collars		Mar. 31, 2013 Quoted Prices in Active Markets for Identical Assets (Level 1) Rex Energy Corporation (Note Issuer)	Mar. 31, 2013 Quoted Prices in Active Markets for Identical Assets (Level 1) Rex Energy Corporation (Note Issuer) Commodity Swaps and collars		Mar. 31, 2013 Significant Other Observable Inputs (Level 2) Rex Energy Corporation (Note Issuer)	Mar. 31, 2013 Significant Other Observable Inputs (Level 2) Rex Energy Corporation (Note Issuer) Commodity Swaps and collars		Mar. 31, 2013 Significant Unobservable Inputs (Level 3) Rex Energy Corporation (Note Issuer)	Mar. 31, 2013 Significant Unobservable Inputs (Level 3) Rex Energy Corporation (Note Issuer) Commodity Swaps and collars
Derivatives - commodity swaps and collars	$ (2,400)	$ 9,800		$ (2,401)	[1]		$ 0	[1]		$ (2,401)	[1]		$ 0	[1]
Future Abandonment Costs			$ (25,671)			$ 0			$ 0			$ (25,671)

[1]	All of our derivatives are classified as Level 2 measurements. For information regarding their classification on our Consolidated Balance Sheets, please refer to the previous tablet.

Financial Instruments Not Recorded at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Carrying Amount
Derivatives, Fair Value [Line Items]
8.875% Senior Notes due 2020	$ 250,000	$ 250,000
Capital Leases and Other Obligations	3,012	2,677
Total	253,012	252,677
Fair Value
Derivatives, Fair Value [Line Items]
8.875% Senior Notes due 2020	265,000	249,063
Capital Leases and Other Obligations	2,892	2,524
Total	$ 267,892	$ 251,597

Financial Instruments Not Recorded at Fair Value (Parenthetical) (Detail) (8.875% Senior Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Carrying Amount
Derivatives, Fair Value [Line Items]
Senior note percentage	8.88%	8.88%
Fair Value
Derivatives, Fair Value [Line Items]
Senior note percentage	8.88%	8.88%

Schedule of Income Tax Included in Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Line Items]
Income Tax (Expense) Benefit	$ 2,004	$ (2,631)
Effective Tax Rate	42.00%	41.40%

Income Taxes - Additional Information (Detail)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Line Items]
Statutory rate	35.00%	35.00%

Capital Stock - Additional Information (Detail)	Mar. 31, 2013	Dec. 31, 2012
Authorized capital stock, common stock	100,000,000	100,000,000
Authorized capital stock, preferred stock	100,000	100,000
Common stock, shares outstanding	53,227,718	53,213,264
Preferred stock, shares outstanding	0	0

Employee Benefit and Equity Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended			12 Months Ended
	Mar. 31, 2013 Person	Mar. 31, 2012 Person	Dec. 31, 2012	Mar. 31, 2013 Stock Options	Dec. 31, 2013 Stock Options Minimum	Dec. 31, 2013 Stock Options Maximum	Mar. 31, 2013 Restricted Stock Units (RSUs)	Mar. 31, 2012 Restricted Stock Units (RSUs)	Mar. 31, 2013 Restricted Stock	Dec. 31, 2012 Restricted Stock TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period for outstanding stock options					5 years	10 years
Share-based compensation	$ 0.1	$ 0.1					$ 1.2	$ 0.4
Intrinsic value of stock options exercised	0.1
Outstanding weighted average remaining term (in years)	4 years 7 months 6 days								2 years
Aggregate intrinsic value for options outstanding	2.9								4.1
Weighted average remaining term of options exercisable (in years)	4 years 8 months 12 days
Aggregate intrinsic value of options exercisable	2.6
Unrecognized compensation expense				$ 0.2
Unrecognized compensation expense weighted average period, in years				1 year 4 months 24 days
Common stock issued by compensation committee	33,055	14,516
Number of employees subjected to issuance of common stock	13	9
Number of non-employee contractors subjected to issuance of common stock	3
Fair value of TSR awards of per share estimated on date of grant									$ 13.08	$ 7.8
Expected Dividend Yield	0.00%		0.00%						0.00%

Summary of Issued and Outstanding Stock Options (Detail) (USD $)	3 Months Ended
Mar. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding At 3/31/13	485,587
Weighted-Average Exercise Price, Outstanding	$ 10.98
Number Exercisable At 3/31/13	410,847
Weighted-Average Exercise Price, Exercisable	$ 10.66
$ 5.04
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 5.04
Number Outstanding At 3/31/13	46,041
Weighted-Average Exercise Price, Outstanding	$ 5.04
Number Exercisable At 3/31/13	46,041
Weighted-Average Exercise Price, Exercisable	$ 5.04
$ 9.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 9.5
Number Outstanding At 3/31/13	100,000
Weighted-Average Exercise Price, Outstanding	$ 9.5
Number Exercisable At 3/31/13	100,000
Weighted-Average Exercise Price, Exercisable	$ 9.5
$ 9.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 9.99
Number Outstanding At 3/31/13	179,833
Weighted-Average Exercise Price, Outstanding	$ 9.99
Number Exercisable At 3/31/13	179,833
Weighted-Average Exercise Price, Exercisable	$ 9.99
$10.42
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 10.42
Number Outstanding At 3/31/13	29,548
Weighted-Average Exercise Price, Outstanding	$ 10.42
Number Exercisable At 3/31/13	19,699
Weighted-Average Exercise Price, Exercisable	$ 10.42
$ 11.87
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 11.87
Number Outstanding At 3/31/13	3,500
Weighted-Average Exercise Price, Outstanding	$ 11.87
Number Exercisable At 3/31/13	1,166
Weighted-Average Exercise Price, Exercisable	$ 11.87
$ 12.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 12.5
Number Outstanding At 3/31/13	19,139
Weighted-Average Exercise Price, Outstanding	$ 12.5
Number Exercisable At 3/31/13	12,758
Weighted-Average Exercise Price, Exercisable	$ 12.5
$ 13.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 13.01
Number Outstanding At 3/31/13	18,526
Weighted-Average Exercise Price, Outstanding	$ 13.01
Number Exercisable At 3/31/13	12,350
Weighted-Average Exercise Price, Exercisable	$ 13.01
$ 13.19
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 13.19
Number Outstanding At 3/31/13	50,000
Weighted-Average Exercise Price, Outstanding	$ 13.19
Number Exercisable At 3/31/13	0
Weighted-Average Exercise Price, Exercisable	$ 13.19
$ 19.92
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 19.92
Number Outstanding At 3/31/13	5,000
Weighted-Average Exercise Price, Outstanding	$ 19.92
Number Exercisable At 3/31/13	5,000
Weighted-Average Exercise Price, Exercisable	$ 19.92
$ 22.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 22.34
Number Outstanding At 3/31/13	30,000
Weighted-Average Exercise Price, Outstanding	$ 22.34
Number Exercisable At 3/31/13	30,000
Weighted-Average Exercise Price, Exercisable	$ 22.34
$ 23.28
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 23.28
Number Outstanding At 3/31/13	4,000
Weighted-Average Exercise Price, Outstanding	$ 23.28
Number Exercisable At 3/31/13	4,000
Weighted-Average Exercise Price, Exercisable	$ 23.28

Percentage of Awards to Vest (Detail) (Restricted Stock)	3 Months Ended
Mar. 31, 2013
TSR Rank, 1 - 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awards to Vest	100.00%
TSR Rank, 4 - 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awards to Vest	75.00%
TSR Rank, 6 - 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awards to Vest	50.00%
TSR Rank, 9 - 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awards to Vest	25.00%
TSR Rank, 12 - 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awards to Vest	0.00%

Monte Carlo Simulation Model Assumptions Used to Estimate Fair Value of Restricted Stock (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Dividend Yield	0.00%	0.00%
Risk-Free Interest Rate	0.30%	0.30%
Expected Volatility-Rex Energy	54.40%	54.40%
Market Index	37.00%	37.00%
Expected Life	3 years	3 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility-Peer Group	31.20%	31.20%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility-Peer Group	58.60%	58.60%

Summary Of Nonvested Stock Activity (Detail) (Restricted Stock, USD $)	3 Months Ended
Mar. 31, 2013
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards, as of December 31, 2012, Number of Shares	1,431,573
Awards, Number of Shares	33,055
Forfeitures, Number of Shares	(35,267)
Vested, Number of Shares	(115,841)
Restricted stock awards, as of March 31, 2013, Number of Shares	1,313,520
Restricted stock awards, as of December 31, 2012, Weighted Average Grant Date Fair Value	$ 12.45
Awards, Weighted Average Grant Date Fair Value	$ 13.08
Forfeitures, Weighted Average Grant Date Fair Value	$ 11.64
Vested, Weighted Average Grant Date Fair Value	$ 11.58
Restricted stock awards, as of March, 31, 2013, Weighted Average Grant Date Fair Value	$ 12.57

Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended			3 Months Ended		3 Months Ended								3 Months Ended
	Mar. 31, 2013 acre	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2012 Drilling Rights	Mar. 31, 2013 Drilling Rights Rigs Well	Mar. 31, 2013 Drilling Rights Minimum	Mar. 31, 2013 Drilling Rights Maximum	Mar. 31, 2013 Drilling Rights 2013	Mar. 31, 2013 Drilling Rights 2014	Mar. 31, 2013 Drilling Rights 2015	Mar. 31, 2013 Pennsylvania Impact Fee	Mar. 31, 2012 Pennsylvania Impact Fee	Jun. 30, 2012 Capacity Reservation	Jun. 30, 2012 Capacity Reservation 2013	Jun. 30, 2012 Capacity Reservation 2014	Jun. 30, 2012 Capacity Reservation 2015	Jun. 30, 2012 Capacity Reservation 2016	Jun. 30, 2012 Capacity Reservation Two Thousand And Seventeen	Jun. 30, 2012 Capacity Reservation Thereafter
Loss Contingencies [Line Items]
Letters of credit	$ 1,000,000
Rent expense	100,000	100,000
Obligation for the cryogenic gas processing plant if gas is not processed														4,900,000	10,400,000	13,000,000	14,600,000	14,600,000	115,300,000
Estimated working interest													70.00%
Number of rigs to support Appalachian Basin operations					2
Minimum cost to retain drilling rigs								2,200,000	3,000,000	800,000
Minimum cost to retain the completion services								6,300,000	2,100,000
Payment related to sale agreement	406,400,000
Transportation and marketing expenses of oil natural gas and natural gas liquids	5,000,000	2,700,000
Working interest through acquisition	62.50%
Acres through acquisition	4,510
Percentage of working interest in 15% of MFC	100.00%
Working interest of MFC	15.00%
Drilling carry obligation				14,100,000
Drilling carry obligation balance					10,800,000
Drilling commitments					3
Estimated commitment for each well drilled and completed						8,000,000	9,000,000
Termination date of agreement					Jun 15, 2013
Commitment period for drilling wells	November 15 of each year
Rate in which unconventional wells are charged											20.00%
Production and Lease Operating Expense	13,400,000	12,299,000									600,000	3,400,000
Expenses related to wells spud												2,800,000
Other asset retirement obligation	$ 300,000		$ 300,000

Lease Commitments for Each of Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Oil and Gas Delivery Commitments and Contracts [Line Items]
2013	$ 675
2014	842
2015	807
2016	815
2017	823
Thereafter	133
Total	$ 4,095

Minimum Net Obligations under Sales, Gathering and Transportation Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Oil and Gas Delivery Commitments and Contracts [Line Items]
2013	$ 6,721
2014	12,495
2015	19,584
2016	26,712
2017	32,552
Thereafter	341,576
Total	$ 439,640

Fee for Unconventional Gas Wells (Detail) (USD $)	3 Months Ended
	Mar. 31, 2013
Less than $2.25
Unconventional Gas Wells [Line Items]
Year One	$ 40,000	[1]
Year Two	30,000	[1]
Year Three	25,000	[1]
Year 4-10	10,000	[1]
Year 11-15	5,000	[1]
$2.26 - $2.99
Unconventional Gas Wells [Line Items]
Year One	45,000	[1]
Year Two	35,000	[1]
Year Three	30,000	[1]
Year 4-10	15,000	[1]
Year 11-15	5,000	[1]
$3.00 - $4.99
Unconventional Gas Wells [Line Items]
Year One	50,000	[1]
Year Two	40,000	[1]
Year Three	30,000	[1]
Year 4-10	20,000	[1]
Year 11-15	10,000	[1]
$5.00 - $5.99
Unconventional Gas Wells [Line Items]
Year One	55,000	[1]
Year Two	45,000	[1]
Year Three	40,000	[1]
Year 4-10	20,000	[1]
Year 11-15	10,000	[1]
More than $5.99
Unconventional Gas Wells [Line Items]
Year One	60,000	[1]
Year Two	55,000	[1]
Year Three	50,000	[1]
Year 4-10	20,000	[1]
Year 11-15	$ 10,000	[1]

[1]	Pricing utilized for determining annual fee is based on the arithmetic mean of the NYMEX settled price for the near-month contract as reported by the Wall Street Journal for the last trading day of each month of a calendar year for the 12-month period ending December 31.

Earnings Per Common Share - Additional Information (Detail)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share	114,246	637,652
Performance Based Restricted Stock Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share	719,479

Computation of Basic and Diluted Earning Per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net Income (Loss) From Continuing Operations, Less Noncontrolling Interests	$ (2,773)	$ 3,727
Net Loss From Discontinued Operations	(61)	(5,355)
NET LOSS ATTRIBUTABLE TO REX ENERGY	$ (2,834)	$ (1,628)
Weighted Average Common Shares Outstanding-Basic	52,367	48,744
Effect of Dilutive Securities:
Employee Stock Options	0	61
Employee Performance-Based Restricted Stock Awards	0	888
Weighted Average Common Shares Outstanding-Diluted	52,367	49,693
Earnings (loss) per Common Share:
Basic-Net Income (Loss) From Continuing Operations	$ (0.05)	$ 0.08
-Net Loss From Discontinued Operations	$ 0	$ (0.11)
-Net Loss	$ (0.05)	$ (0.03)
Diluted-Net Income (Loss) From Continuing Operations	$ (0.05)	$ 0.08
-Net Loss From Discontinued Operations	$ 0	$ (0.11)
-Net Loss	$ (0.05)	$ (0.03)

Consolidated Subsidiaries - Additional Information (Detail) (USD $)	3 Months Ended
Mar. 31, 2013
Field Services
Variable Interest Entity [Line Items]
Percentage of interest by consolidated subsidiaries	100.00%
Water Solutions Holding
Variable Interest Entity [Line Items]
Ownership percentage by parent	60.00%
Date of return of initial capital investment	2013-04
Effective date of ownership percentage	Apr 1, 2013
Water Solutions Holding | Water Solutions Credit Facility
Variable Interest Entity [Line Items]
Line of Credit Facility, Amount Outstanding	700,000
NorthStar 3 LLC
Variable Interest Entity [Line Items]
Promissory note	4,600,000
Cash available on disposal of well	87.30%
Sand Hills Management | Water Solutions Holding
Variable Interest Entity [Line Items]
Date of Agreement	2009-11
Membership interest	20.00%
Ownership percentage by subsidiary	40.00%
Rex
Variable Interest Entity [Line Items]
Membership interest	80.00%
R.E. Gas Development LLC | NorthStar 3 LLC
Variable Interest Entity [Line Items]
Date of Agreement	2011-08
Membership interest	51.00%
Northstar Water Management | NorthStar 3 LLC
Variable Interest Entity [Line Items]
Date of Agreement	2011-08
Membership interest	49.00%

Schedule of Carrying Amount and Classification of Assets and Liabilities of Water Solutions as Consolidated (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Cash and Cash Equivalents	$ 11,640	$ 43,975	$ 6,260	$ 11,796
Accounts Receivable	29,102	24,980
Inventory, Prepaid Expenses and Other	1,301	1,316
Other Property and Equipment	54,317	50,073
Accumulated Depreciation, Depletion and Amortization	(156,390)	(146,038)
Total Assets	803,454	772,710
Accounts Payable	44,272	31,134
Accrued Expenses	37,656	22,421
Total Liabilities	392,200	360,416
Variable Interest Entity, Primary Beneficiary | Water Solutions
Variable Interest Entity [Line Items]
Cash and Cash Equivalents	361	741
Accounts Receivable	6,786	3,360
Inventory, Prepaid Expenses and Other	48	13
Other Property and Equipment	4,588	3,560
Wells and Facilities in Progress	217	221
Accumulated Depreciation, Depletion and Amortization	(740)	(501)
Deferred Financing Costs and Other Assets-Net	182	199
Total Assets	11,442	7,593
Accounts Payable	2,181	1,554
Accrued Expenses	2,069	1,036
Senior Secured Line of Credit and Long-Term Debt	1,036	965
Total Liabilities	$ 5,286	$ 3,555

Schedule of Carrying Amount and Classification of Assets and Liabilities as Consolidated (Detail) (NorthStar 3 LLC, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
NorthStar 3 LLC
Variable Interest Entity [Line Items]
Cash and Cash Equivalents	$ 8	$ 14
Wells and Facilities in Progress	4,567	4,559
Total Assets	4,575	4,573
Accounts Payable	0	6
Note Payable	4,633	4,633
Total Liabilities	$ 4,633	$ 4,639

Equity Method Investments - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Equity investment	$ 16,800,000		$ 16,978,000
Income (Loss) on Equity Method Investments	(178,000)	(134,000)
Compression expenses	200,000	300,000
Receivables	0	0
RW Gathering, LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%
Equity investment	16,800,000		17,000,000
Equity investment, cash contribution		1,500,000
Income (Loss) on Equity Method Investments	400,000	400,000
Keystone Midstream Services
Schedule of Equity Method Investments [Line Items]
Ownership percentage	28.00%
Equity investment, cash contribution		1,400,000
Income (Loss) on Equity Method Investments		$ 100,000

Impairment Expense - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Depreciation and Other Amortization Expenses [Line Items]
Impairment expense	$ 0.1	$ 2.8
Undeveloped properties, cost	$ 171.9

Exploration Expense - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 Appalachian Basin	Dec. 31, 2011 Butler County
Projects With Exploratory Well Costs Capitalized [Line Items]
Exploration Expense	$ 2,044,000	$ 1,092,000
Capitalized exploratory well costs			$ 800,000	$ 300,000

Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended					3 Months Ended	1 Months Ended
	Mar. 31, 2013 Dj Basin	Mar. 31, 2013 8.875% Senior Notes	Dec. 31, 2012 8.875% Senior Notes	Dec. 12, 2012 8.875% Senior Notes	Apr. 26, 2013 Subsequent Event	Jun. 30, 2013 Subsequent Event Dj Basin	Apr. 26, 2013 Subsequent Event 8.875% Senior Notes
Subsequent Event [Line Items]
Debt issued aggregate principal amount		$ 250		$ 250			$ 100
Senior note maturity year		2020	2020				2020
Debt instrument interest rate		8.88%	8.88%				8.88%
Senior notes issue price, percent		99.30%		105.00%
Net proceeds of bond offering, after discounts and expenses		242.2					102.8
Line of Credit Facility, Current Borrowing Capacity					215
Sale of the remaining DJ Basin assets	3.1
Gain on asset held for sale						$ 1

Condensed Consolidating Financial Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Schedule Of Financial Statements Information [Line Items]
Senior Notes	$ 250,000	$ 250,000
8.875% Senior Notes
Schedule Of Financial Statements Information [Line Items]
Due date	2020	2020

Condensed Consolidating Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Current Assets
Cash and Cash Equivalents	$ 11,640	$ 43,975	$ 6,260	$ 11,796
Accounts Receivable	29,102	24,980
Taxes Receivable	6,396	6,429
Short-Term Derivative Instruments	4,742	12,005
Assets Held for Sale	2,138	2,279
Inventory, Prepaid Expenses and Other	1,301	1,316
Total Current Assets	55,319	90,984
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	537,638	485,448
Unevaluated Oil and Gas Properties	171,901	165,503
Other Property and Equipment	54,317	50,073
Wells and Facilities in Progress	107,214	92,913
Pipelines	6,125	6,116
Total Property and Equipment	877,195	800,053
Less: Accumulated Depreciation, Depletion and Amortization	(156,390)	(146,038)
Net Property and Equipment	720,805	654,015
Deferred Financing Costs and Other Assets-Net	10,380	10,029
Equity Method Investments	16,800	16,978
Intercompany Receivables	0	0
Investment in Subsidiaries - Net	0	0
Long-Term Derivative Instruments	150	704
Total Assets	803,454	772,710
Current Liabilities
Accounts Payable	44,272	31,134
Accrued Expenses	37,656	22,421
Short-Term Derivative Instruments	5,072	1,389
Current Deferred Tax Liability	565	539
Liabilities Related to Assets Held for Sale	50	52
Total Current Liabilities	87,615	55,535
8.875% Senior Notes Due 2020	250,000	250,000
Discount on Senior Notes	(1,704)	(1,742)
Senior Secured Line of Credit and Long-Term Debt	1,167	991
Long-Term Derivative Instruments	2,221	1,510
Long-Term Deferred Tax Liability	21,491	23,625
Other Deposits and Liabilities	5,739	5,675
Future Abandonment Cost	25,671	24,822
Intercompany Payables	0	0
Total Liabilities	392,200	360,416
Stockholders' Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	52	52
Additional Paid-In Capital	452,432	451,062
Accumulated Earnings (Deficit)	(42,429)	(39,595)
Rex Energy Stockholders' Equity	410,055	411,519
Noncontrolling Interests	1,199	775
Total Stockholders' Equity	411,254	412,294
Total Liabilities and Stockholders' Equity	803,454	772,710
Guarantor Subsidiaries
Current Assets
Cash and Cash Equivalents	5,140	4,227	5,250	11,337
Accounts Receivable	27,924	26,490
Taxes Receivable	0	0
Short-Term Derivative Instruments	4,742	12,005
Assets Held for Sale	0	0
Inventory, Prepaid Expenses and Other	1,236	1,277
Total Current Assets	39,042	43,999
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	539,134	486,706
Unevaluated Oil and Gas Properties	171,901	165,503
Other Property and Equipment	48,834	45,613
Wells and Facilities in Progress	102,734	88,204
Pipelines	6,125	6,116
Total Property and Equipment	868,728	792,142
Less: Accumulated Depreciation, Depletion and Amortization	(155,638)	(145,514)
Net Property and Equipment	713,090	646,628
Deferred Financing Costs and Other Assets-Net	2,426	2,427
Equity Method Investments	16,800	16,978
Intercompany Receivables	2,338	3,795
Investment in Subsidiaries - Net	(341)	(227)
Long-Term Derivative Instruments	150	704
Total Assets	773,505	714,304
Current Liabilities
Accounts Payable	43,081	29,818
Accrued Expenses	28,505	19,891
Short-Term Derivative Instruments	5,072	1,389
Current Deferred Tax Liability	0	0
Liabilities Related to Assets Held for Sale	0	0
Total Current Liabilities	76,658	51,098
8.875% Senior Notes Due 2020	0	0
Discount on Senior Notes	0	0
Senior Secured Line of Credit and Long-Term Debt	131	26
Long-Term Derivative Instruments	2,221	1,510
Long-Term Deferred Tax Liability	0	0
Other Deposits and Liabilities	5,739	5,675
Future Abandonment Cost	25,671	24,822
Intercompany Payables	400,510	367,704
Total Liabilities	510,930	450,835
Stockholders' Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	0	0
Additional Paid-In Capital	177,145	177,143
Accumulated Earnings (Deficit)	85,430	86,326
Rex Energy Stockholders' Equity	262,575	263,469
Noncontrolling Interests	0	0
Total Stockholders' Equity	262,575	263,469
Total Liabilities and Stockholders' Equity	773,505	714,304
Non-Guarantor Subsidiaries
Current Assets
Cash and Cash Equivalents	475	824	959	409
Accounts Receivable	6,801	3,367
Taxes Receivable	0	0
Short-Term Derivative Instruments	0	0
Assets Held for Sale	2,138	2,279
Inventory, Prepaid Expenses and Other	48	13
Total Current Assets	9,462	6,483
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	0	0
Unevaluated Oil and Gas Properties	0	0
Other Property and Equipment	5,483	4,455
Wells and Facilities in Progress	4,776	4,780
Pipelines	0	0
Total Property and Equipment	10,259	9,235
Less: Accumulated Depreciation, Depletion and Amortization	(925)	(674)
Net Property and Equipment	9,334	8,561
Deferred Financing Costs and Other Assets-Net	182	199
Equity Method Investments	0	0
Intercompany Receivables	0	0
Investment in Subsidiaries - Net	3,989	(232)
Long-Term Derivative Instruments	0	0
Total Assets	22,967	15,011
Current Liabilities
Accounts Payable	2,181	1,560
Accrued Expenses	2,068	1,036
Short-Term Derivative Instruments	0	0
Current Deferred Tax Liability	0	0
Liabilities Related to Assets Held for Sale	50	52
Total Current Liabilities	4,299	2,648
8.875% Senior Notes Due 2020	0	0
Discount on Senior Notes	0	0
Senior Secured Line of Credit and Long-Term Debt	5,669	5,598
Long-Term Derivative Instruments	0	0
Long-Term Deferred Tax Liability	0	0
Other Deposits and Liabilities	0	0
Future Abandonment Cost	0	0
Intercompany Payables	76,384	76,360
Total Liabilities	86,352	84,606
Stockholders' Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	0	0
Additional Paid-In Capital	2,889	(407)
Accumulated Earnings (Deficit)	(67,042)	(69,144)
Rex Energy Stockholders' Equity	(64,153)	(69,551)
Noncontrolling Interests	768	(44)
Total Stockholders' Equity	(63,385)	(69,595)
Total Liabilities and Stockholders' Equity	22,967	15,011
Rex Energy Corporation (Note Issuer)
Current Assets
Cash and Cash Equivalents	6,025	38,924	51	50
Accounts Receivable	0	0
Taxes Receivable	6,396	6,429
Short-Term Derivative Instruments	0	0
Assets Held for Sale	0	0
Inventory, Prepaid Expenses and Other	17	26
Total Current Assets	12,438	45,379
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	0	0
Unevaluated Oil and Gas Properties	0	0
Other Property and Equipment	0	0
Wells and Facilities in Progress	0	0
Pipelines	0	0
Total Property and Equipment	0	0
Less: Accumulated Depreciation, Depletion and Amortization	0	0
Net Property and Equipment	0	0
Deferred Financing Costs and Other Assets-Net	7,772	7,403
Equity Method Investments	0	0
Intercompany Receivables	474,556	440,269
Investment in Subsidiaries - Net	193,598	193,790
Long-Term Derivative Instruments	0	0
Total Assets	688,364	686,841
Current Liabilities
Accounts Payable	0	0
Accrued Expenses	7,083	1,494
Short-Term Derivative Instruments	0	0
Current Deferred Tax Liability	565	539
Liabilities Related to Assets Held for Sale	0	0
Total Current Liabilities	7,648	2,033
8.875% Senior Notes Due 2020	250,000	250,000
Discount on Senior Notes	(1,704)	(1,742)
Senior Secured Line of Credit and Long-Term Debt	0	0
Long-Term Derivative Instruments	0	0
Long-Term Deferred Tax Liability	21,491	23,625
Other Deposits and Liabilities	0	0
Future Abandonment Cost	0	0
Intercompany Payables	0	0
Total Liabilities	277,435	273,916
Stockholders' Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	52	52
Additional Paid-In Capital	452,431	451,062
Accumulated Earnings (Deficit)	(41,554)	(38,189)
Rex Energy Stockholders' Equity	410,929	412,925
Noncontrolling Interests	0	0
Total Stockholders' Equity	410,929	412,925
Total Liabilities and Stockholders' Equity	688,364	686,841
Eliminations
Current Assets
Cash and Cash Equivalents	0	0	0	0
Accounts Receivable	(5,623)	(4,877)
Taxes Receivable	0	0
Short-Term Derivative Instruments	0	0
Assets Held for Sale	0	0
Inventory, Prepaid Expenses and Other	0	0
Total Current Assets	(5,623)	(4,877)
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	(1,496)	(1,258)
Unevaluated Oil and Gas Properties	0	0
Other Property and Equipment	0	5
Wells and Facilities in Progress	(296)	(71)
Pipelines	0	0
Total Property and Equipment	(1,792)	(1,324)
Less: Accumulated Depreciation, Depletion and Amortization	173	150
Net Property and Equipment	(1,619)	(1,174)
Deferred Financing Costs and Other Assets-Net	0	0
Equity Method Investments	0	0
Intercompany Receivables	(476,894)	(444,064)
Investment in Subsidiaries - Net	(197,246)	(193,331)
Long-Term Derivative Instruments	0	0
Total Assets	(681,382)	(643,446)
Current Liabilities
Accounts Payable	(990)	(244)
Accrued Expenses	0	0
Short-Term Derivative Instruments	0	0
Current Deferred Tax Liability	0	0
Liabilities Related to Assets Held for Sale	0	0
Total Current Liabilities	(990)	(244)
8.875% Senior Notes Due 2020	0	0
Discount on Senior Notes	0	0
Senior Secured Line of Credit and Long-Term Debt	(4,633)	(4,633)
Long-Term Derivative Instruments	0	0
Long-Term Deferred Tax Liability	0	0
Other Deposits and Liabilities	0	0
Future Abandonment Cost	0	0
Intercompany Payables	(476,894)	(444,064)
Total Liabilities	(482,517)	(448,941)
Stockholders' Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	0	0
Additional Paid-In Capital	(180,033)	(176,736)
Accumulated Earnings (Deficit)	(19,263)	(18,588)
Rex Energy Stockholders' Equity	(199,296)	(195,324)
Noncontrolling Interests	431	819
Total Stockholders' Equity	(198,865)	(194,505)
Total Liabilities and Stockholders' Equity	$ (681,382)	$ (643,446)

Condensed Consolidating Balance Sheets (Parenthetical) (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Common Stock, par value	$ 0.001	$ 0.001
Authorized capital stock, common stock	100,000,000	100,000,000
Common Stock, shares issued	53,227,718	53,213,264
Common stock, shares outstanding	53,227,718	53,213,264
8.875% Senior Notes
Condensed Financial Statements, Captions [Line Items]
Interest rate	8.88%	8.88%
Due date	2020	2020

Condensed Consolidating Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$ 40,940	$ 31,483
Field Services Revenue	6,506	2,306
Other Revenue	24	45
TOTAL OPERATING REVENUE	47,470	33,834
OPERATING EXPENSES
Production and Lease Operating Expense	13,400	12,299
General and Administrative Expense	7,796	5,411
Gain (Loss) on Disposal of Asset	(10)	26
Impairment Expense	66	2,793
Exploration Expense	2,044	1,092
Depreciation, Depletion, Amortization and Accretion	11,157	9,544
Field Services Operating Expense	4,055	1,456
Other Operating Expense	444	326
TOTAL OPERATING EXPENSES	38,952	32,947
INCOME (LOSS) FROM OPERATIONS	8,518	887
OTHER INCOME (EXPENSE)
Interest Expense	(4,005)	(1,739)
Gain (Loss) on Derivatives, Net	(8,540)	7,439
Other Income (Expense)	(139)	6
Loss From Equity Method Investments	(178)	(134)
Income (Loss) From Equity in Consolidated Subsidiaries	0	0
TOTAL OTHER INCOME (EXPENSE)	(12,862)	5,572
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(4,344)	6,459
Income Tax (Expense) Benefit	2,004	(2,631)
INCOME (LOSS) FROM CONTINUING OPERATIONS	(2,340)	3,828
Loss From Discontinued Operations, Net of Income Taxes	(61)	(5,355)
Net Income (Loss)	(2,401)	(1,527)
Net Income Attributable to Noncontrolling Interests	433	101
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	(2,834)	(1,628)
Guarantor Subsidiaries
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	40,940	31,483
Field Services Revenue	0	0
Other Revenue	24	70
TOTAL OPERATING REVENUE	40,964	31,553
OPERATING EXPENSES
Production and Lease Operating Expense	13,397	12,295
General and Administrative Expense	6,071	4,686
Gain (Loss) on Disposal of Asset	(10)	26
Impairment Expense	66	2,727
Exploration Expense	2,044	1,092
Depreciation, Depletion, Amortization and Accretion	10,913	9,501
Field Services Operating Expense	0	0
Other Operating Expense	444	326
TOTAL OPERATING EXPENSES	32,925	30,653
INCOME (LOSS) FROM OPERATIONS	8,039	900
OTHER INCOME (EXPENSE)
Interest Expense	(9)	(17)
Gain (Loss) on Derivatives, Net	(8,540)	7,439
Other Income (Expense)	(104)	15
Loss From Equity Method Investments	(178)	(134)
Income (Loss) From Equity in Consolidated Subsidiaries	(10)	(22)
TOTAL OTHER INCOME (EXPENSE)	(8,841)	7,281
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(802)	8,181
Income Tax (Expense) Benefit	332	(3,394)
INCOME (LOSS) FROM CONTINUING OPERATIONS	(470)	4,787
Loss From Discontinued Operations, Net of Income Taxes	0	0
Net Income (Loss)	(470)	4,787
Net Income Attributable to Noncontrolling Interests	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	(470)	4,787
Non-Guarantor Subsidiaries
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	0	0
Field Services Revenue	8,053	2,500
Other Revenue	0	0
TOTAL OPERATING REVENUE	8,053	2,500
OPERATING EXPENSES
Production and Lease Operating Expense	3	4
General and Administrative Expense	489	177
Gain (Loss) on Disposal of Asset	0	0
Impairment Expense	0	66
Exploration Expense	0	0
Depreciation, Depletion, Amortization and Accretion	267	56
Field Services Operating Expense	5,138	1,617
Other Operating Expense	0	0
TOTAL OPERATING EXPENSES	5,897	1,920
INCOME (LOSS) FROM OPERATIONS	2,156	580
OTHER INCOME (EXPENSE)
Interest Expense	(12)	(1)
Gain (Loss) on Derivatives, Net	0	0
Other Income (Expense)	0	0
Loss From Equity Method Investments	0	0
Income (Loss) From Equity in Consolidated Subsidiaries	10	22
TOTAL OTHER INCOME (EXPENSE)	(2)	21
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	2,154	601
Income Tax (Expense) Benefit	(718)	(198)
INCOME (LOSS) FROM CONTINUING OPERATIONS	1,436	403
Loss From Discontinued Operations, Net of Income Taxes	(61)	(5,355)
Net Income (Loss)	1,375	(4,952)
Net Income Attributable to Noncontrolling Interests	433	101
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	942	(5,053)
Rex Energy Corporation (Note Issuer)
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	0	0
Field Services Revenue	0	0
Other Revenue	0	0
TOTAL OPERATING REVENUE	0	0
OPERATING EXPENSES
Production and Lease Operating Expense	0	0
General and Administrative Expense	1,271	557
Gain (Loss) on Disposal of Asset	0	0
Impairment Expense	0	0
Exploration Expense	0	0
Depreciation, Depletion, Amortization and Accretion	0	0
Field Services Operating Expense	0	0
Other Operating Expense	0	0
TOTAL OPERATING EXPENSES	1,271	557
INCOME (LOSS) FROM OPERATIONS	(1,271)	(557)
OTHER INCOME (EXPENSE)
Interest Expense	(3,984)	(1,721)
Gain (Loss) on Derivatives, Net	0	0
Other Income (Expense)	0	0
Loss From Equity Method Investments	0	0
Income (Loss) From Equity in Consolidated Subsidiaries	31	(312)
TOTAL OTHER INCOME (EXPENSE)	(3,953)	(2,033)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(5,224)	(2,590)
Income Tax (Expense) Benefit	2,390	961
INCOME (LOSS) FROM CONTINUING OPERATIONS	(2,834)	(1,629)
Loss From Discontinued Operations, Net of Income Taxes	0	0
Net Income (Loss)	(2,834)	(1,629)
Net Income Attributable to Noncontrolling Interests	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	(2,834)	(1,629)
Eliminations
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	0	0
Field Services Revenue	(1,547)	(194)
Other Revenue	0	(25)
TOTAL OPERATING REVENUE	(1,547)	(219)
OPERATING EXPENSES
Production and Lease Operating Expense	0	0
General and Administrative Expense	(35)	(9)
Gain (Loss) on Disposal of Asset	0	0
Impairment Expense	0	0
Exploration Expense	0	0
Depreciation, Depletion, Amortization and Accretion	(23)	(13)
Field Services Operating Expense	(1,083)	(161)
Other Operating Expense	0	0
TOTAL OPERATING EXPENSES	(1,141)	(183)
INCOME (LOSS) FROM OPERATIONS	(406)	(36)
OTHER INCOME (EXPENSE)
Interest Expense	0	0
Gain (Loss) on Derivatives, Net	0	0
Other Income (Expense)	(35)	(9)
Loss From Equity Method Investments	0	0
Income (Loss) From Equity in Consolidated Subsidiaries	(31)	312
TOTAL OTHER INCOME (EXPENSE)	(66)	303
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(472)	267
Income Tax (Expense) Benefit	0	0
INCOME (LOSS) FROM CONTINUING OPERATIONS	(472)	267
Loss From Discontinued Operations, Net of Income Taxes	0	0
Net Income (Loss)	(472)	267
Net Income Attributable to Noncontrolling Interests	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$ (472)	$ 267

Condensed Consolidating Statements Of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ (2,401)	$ (1,527)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Gain (Loss) From Equity Method Investments	178	134
Non-Cash Expense (Income)	1,610	474
Depreciation, Depletion, Amortization and Accretion	11,157	9,802
Deferred Income Tax Expense (Benefit)	(2,108)	(1,108)
Unrealized (Gain) Loss on Derivatives	12,211	(3,654)
Dry Hole Expense	0	503
Gain (Loss) on Sale of Assets and Equity Method Investments	(6)	170
Impairment Expense	66	11,063
Changes in operating assets and liabilities
Accounts Receivable	(4,089)	(2,984)
Inventory, Prepaid Expenses and Other Assets	21	(81)
Accounts Payable and Accrued Expenses	28,285	(3,746)
Other Assets and Liabilities	(9,990)	(2,286)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	34,934	6,760
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	0	0
Proceeds from Joint Venture Acreage Management	32	147
Contributions to Equity Method Investments	0	(2,852)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	73	1,224
Acquisitions of Undeveloped Acreage	(5,758)	(16,844)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(60,787)	(34,025)
NET CASH PROVIDED BY (USED) IN INVESTING ACTIVITIES	(66,440)	(52,350)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	0	20,000
Repayments of Long-Term Debt and Lines of Credit	0	(50,000)
Repayments of Loans and Other Notes Payable	(318)	(218)
Debt Issuance Costs	(668)	(37)
Settlement of Tax Withholdings Related to Share-Based Compensation Awards	0	(233)
Proceeds from the Exercise of Stock Options	166	0
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	0	70,583
Distributions by the Partners of Consolidated Joint Ventures	(9)	(41)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(829)	40,054
NET INCREASE (DECREASE) IN CASH	(32,335)	(5,536)
CASH-BEGINNING	43,975	11,796
CASH-ENDING	11,640	6,260
Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	(470)	4,787
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Gain (Loss) From Equity Method Investments	178	134
Non-Cash Expense (Income)	2	(14)
Depreciation, Depletion, Amortization and Accretion	10,913	9,501
Deferred Income Tax Expense (Benefit)	(332)	3,394
Unrealized (Gain) Loss on Derivatives	12,211	(3,654)
Dry Hole Expense		254
Gain (Loss) on Sale of Assets and Equity Method Investments	(10)	26
Impairment Expense	66	2,728
Changes in operating assets and liabilities
Accounts Receivable	32,828	35,499
Inventory, Prepaid Expenses and Other Assets	41	(92)
Accounts Payable and Accrued Expenses	21,213	(2,979)
Other Assets and Liabilities	(9,990)	(2,004)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	66,650	47,580
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	707	(2,837)
Proceeds from Joint Venture Acreage Management	32	147
Contributions to Equity Method Investments		0
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	(60)	3
Acquisitions of Undeveloped Acreage	(5,756)	(16,843)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(60,445)	(33,933)
NET CASH PROVIDED BY (USED) IN INVESTING ACTIVITIES	(65,522)	(53,463)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit		0
Repayments of Long-Term Debt and Lines of Credit		0
Repayments of Loans and Other Notes Payable	(215)	(204)
Debt Issuance Costs	0	0
Settlement of Tax Withholdings Related to Share-Based Compensation Awards		0
Proceeds from the Exercise of Stock Options	0
Proceeds from the Issuance of Common Stock, Net of Issuance Costs		0
Distributions by the Partners of Consolidated Joint Ventures	0	0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(215)	(204)
NET INCREASE (DECREASE) IN CASH	913	(6,087)
CASH-BEGINNING	4,227	11,337
CASH-ENDING	5,140	5,250
Non-Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	1,375	(4,952)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Gain (Loss) From Equity Method Investments	0	0
Non-Cash Expense (Income)	8	(1)
Depreciation, Depletion, Amortization and Accretion	267	56
Deferred Income Tax Expense (Benefit)	614	(3,541)
Unrealized (Gain) Loss on Derivatives	0	0
Dry Hole Expense		249
Gain (Loss) on Sale of Assets and Equity Method Investments	4	144
Impairment Expense	0	8,335
Changes in operating assets and liabilities
Accounts Receivable	(3,409)	577
Inventory, Prepaid Expenses and Other Assets	(29)	(2)
Accounts Payable and Accrued Expenses	1,604	(735)
Other Assets and Liabilities	0	(282)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	434	(152)
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	4	2,539
Proceeds from Joint Venture Acreage Management	0	0
Contributions to Equity Method Investments		(2,852)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	133	1,221
Acquisitions of Undeveloped Acreage	(2)	(1)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(806)	(150)
NET CASH PROVIDED BY (USED) IN INVESTING ACTIVITIES	(671)	757
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit		0
Repayments of Long-Term Debt and Lines of Credit		0
Repayments of Loans and Other Notes Payable	(103)	(14)
Debt Issuance Costs	0	0
Settlement of Tax Withholdings Related to Share-Based Compensation Awards		0
Proceeds from the Exercise of Stock Options	0
Proceeds from the Issuance of Common Stock, Net of Issuance Costs		0
Distributions by the Partners of Consolidated Joint Ventures	(9)	(41)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(112)	(55)
NET INCREASE (DECREASE) IN CASH	(349)	550
CASH-BEGINNING	824	409
CASH-ENDING	475	959
Rex Energy Corporation (Note Issuer)
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	(2,834)	(1,629)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Gain (Loss) From Equity Method Investments	0	0
Non-Cash Expense (Income)	1,600	489
Depreciation, Depletion, Amortization and Accretion	0	258
Deferred Income Tax Expense (Benefit)	(2,390)	(961)
Unrealized (Gain) Loss on Derivatives	0	0
Dry Hole Expense		0
Gain (Loss) on Sale of Assets and Equity Method Investments	0	0
Impairment Expense	0	0
Changes in operating assets and liabilities
Accounts Receivable	(34,256)	(38,991)
Inventory, Prepaid Expenses and Other Assets	9	13
Accounts Payable and Accrued Expenses	5,468	(17)
Other Assets and Liabilities	0	0
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(32,403)	(40,838)
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	6	468
Proceeds from Joint Venture Acreage Management	0	0
Contributions to Equity Method Investments		0
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	0	0
Acquisitions of Undeveloped Acreage	0	0
Capital Expenditures for Development of Oil and Gas Properties and Equipment	0	58
NET CASH PROVIDED BY (USED) IN INVESTING ACTIVITIES	6	526
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit		20,000
Repayments of Long-Term Debt and Lines of Credit		(50,000)
Repayments of Loans and Other Notes Payable	0	0
Debt Issuance Costs	(668)	(37)
Settlement of Tax Withholdings Related to Share-Based Compensation Awards		(233)
Proceeds from the Exercise of Stock Options	166
Proceeds from the Issuance of Common Stock, Net of Issuance Costs		70,583
Distributions by the Partners of Consolidated Joint Ventures	0	0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(502)	40,313
NET INCREASE (DECREASE) IN CASH	(32,899)	1
CASH-BEGINNING	38,924	50
CASH-ENDING	6,025	51
Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	(472)	267
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Gain (Loss) From Equity Method Investments	0	0
Non-Cash Expense (Income)	0	0
Depreciation, Depletion, Amortization and Accretion	(23)	(13)
Deferred Income Tax Expense (Benefit)	0	0
Unrealized (Gain) Loss on Derivatives	0	0
Dry Hole Expense		0
Gain (Loss) on Sale of Assets and Equity Method Investments	0	0
Impairment Expense	0	0
Changes in operating assets and liabilities
Accounts Receivable	748	(69)
Inventory, Prepaid Expenses and Other Assets	0	0
Accounts Payable and Accrued Expenses	0	(15)
Other Assets and Liabilities	0	0
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	253	170
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	(717)	(170)
Proceeds from Joint Venture Acreage Management	0	0
Contributions to Equity Method Investments		0
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	0	0
Acquisitions of Undeveloped Acreage	0	0
Capital Expenditures for Development of Oil and Gas Properties and Equipment	464	0
NET CASH PROVIDED BY (USED) IN INVESTING ACTIVITIES	(253)	(170)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit		0
Repayments of Long-Term Debt and Lines of Credit		0
Repayments of Loans and Other Notes Payable	0	0
Debt Issuance Costs	0	0
Settlement of Tax Withholdings Related to Share-Based Compensation Awards		0
Proceeds from the Exercise of Stock Options	0
Proceeds from the Issuance of Common Stock, Net of Issuance Costs		0
Distributions by the Partners of Consolidated Joint Ventures	0	0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	0	0
NET INCREASE (DECREASE) IN CASH	0	0
CASH-BEGINNING	0	0
CASH-ENDING	$ 0	$ 0